As filed with the SEC on April 28, 2010
Registration No. 33-42376
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 24 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 42 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Empire Fidelity Investments Life Insurance Company
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2010, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of fifty-six variable Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

The Funds of the investment options in the Variable Account are managed by Fidelity Management and Research Company ("FMR"). Others are managed by Strategic Advisers,® Inc. ("Strategic Advisers"), an affiliate of FMR. Other Funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Lazard Asset Management, LLC ("Lazard") and Pacific Investment Management Company LLC ("PIMCO"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2010. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 42.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2010

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Prospectus Contents

Glossary	iii
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	5
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	9
Accumulation Units	12
Withdrawals	12
Signature Guarantee or Customer Authentication	13
Charges	13
Certain Portfolios Impose a Short-Term Redemption Fee	14
Death Benefit	15
Required Distributions Upon Death	15
Annuity Date	15
Selection of Annuity Income Options	15
Fixed, Variable, or Combination Annuity Income Options	16
Types of Annuity Income Options	16
Reports to Owners	17
The Guaranteed Account
The Guaranteed Account	17
More About the Contract
Tax Considerations	18
Other Contract Provisions	20
Selling the Contracts	21
Automatic Deduction Plan	21
Availability of Unisex	21
Dollar Cost Averaging	21
Automatic Rebalancing	22
Postponement of Payment	22
More About the Variable Account and the Funds
Changes in Investment Options	22
Total Return for a Subaccount	23
Voting Rights	23
Resolving Material Conflicts	23
Litigation	23
Appendix A: Accumulation Unit Values	24
Table of Contents of the Statement of Additional Information	42

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, Morgan Stanley, Credit Suisse, Lazard, and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 18.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 16. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Federal Income Taxes.

(6) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per Contract Year.

(7) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8) Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee.

(9) Other Taxes.

For further information on the charges described above, see Charges on page 13.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page 9.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.03%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 289	$ 886	$ 1,508	$ 3,185

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 288	$ 883	$ 1,504	$ 3,176

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, NY 10281. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity Portfolio	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum Portfolio	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

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Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442, or visiting Fidelity.com.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 18.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page 18. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page 17.

We may limit the maximum amount of initial or subsequent payments that we will accept.

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FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

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The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

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In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments on page 9. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

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When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2011, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page 17.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 23.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 18. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page 22.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

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6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

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4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

9. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page 19.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The thirteen Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

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DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page 16.

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FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

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2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.

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  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

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(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59½;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

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(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

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When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 18. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

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These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.
  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

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A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	16.91	22.30	362,689
2008	26.56	16.91	396,230
2007	22.51	26.56	462,287
2006	21.21	22.51	548,843
2005	20.58	21.21	656,176
2004	19.57	20.58	818,748
2003	16.00	19.57	863,900
2002	19.09	16.00	923,298
2001	20.78	19.09	1,047,906
2000	23.93	20.78	1,211,816
1999	20.93	23.93	1,348,488
1998	17.95	20.93	1,483,958
1997	14.50	17.95	1,760,200

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	27.91	35.75	956,035
2008	39.47	27.91	1,063,247
2007	34.45	39.47	1,239,926
2006	32.36	34.45	1,455,349
2005	31.35	32.36	1,765,227
2004	29.97	31.35	1,979,586
2003	25.61	29.97	2,032,574
2002	28.28	25.61	2,107,097
2001	29.73	28.28	2,470,528
2000	31.19	29.73	2,617,181
1999	28.30	31.19	2,929,733
1998	24.80	28.30	3,305,949
1997	20.76	24.80	3,604,315

EVA7

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.25	16.85	601,705
2008	18.70	12.25	674,526
2007	17.29	18.70	861,767
2006	15.60	17.29	930,355
2005	14.87	15.60	1,001,470
2004	14.21	14.87	923,215
2003	12.17	14.21	923,908
2002	13.44	12.17	742,286
2001	13.77	13.44	696,812
2000	14.50	13.77	544,049
1999	13.98	14.50	618,139
1998	11.98	13.98	537,166
1997*	10.00	11.98	371,377

* Period from 1/27/1997 to 12/31/1997

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.43	10.19	49,407
2008	11.36	7.43	21,932
2007	12.47	11.36	26,279
2006	11.16	12.47	55,339
2005	10.93	11.16	38,558
2004	10.08	10.93	64,349
2003	8.12	10.08	59,696
2002	9.79	8.12	70,774
2001*	10.00	9.79	30,048

* Period from 7/30/2001 to 12/31/2001

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.65	10.36	44,797
2008	11.09	8.65	67,761
2007*	10.00	11.09	24,144

* Period from 5/1/2007 to 12/31/2007

EVA7

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	29.46	39.65	2,394,716
2008	51.65	29.46	2,661,786
2007	44.28	51.65	3,048,936
2006	39.96	44.28	3,735,425
2005	34.44	39.96	4,356,361
2004	30.07	34.44	4,298,023
2003	23.60	30.07	4,155,065
2002	26.24	23.60	4,337,812
2001	30.14	26.24	4,850,095
2000	32.54	30.14	5,520,275
1999	26.40	32.54	6,109,331
1998	20.47	26.40	6,211,520
1997	16.66	20.47	6,419,636

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.43	7.80	101,759
2008	9.79	6.43	65,922
2007	10.10	9.79	75,530
2006*	10.00	10.10	35,378

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.34	12.62	73,282
2008	16.03	9.34	83,210
2007	15.09	16.03	152,935
2006	13.34	15.09	292,553
2005	11.10	13.34	295,657
2004	11.04	11.10	151,353
2003*	10.00	11.04	78,411

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	4.44	7.73	197,521
2008*	10.00	4.44	17,282.26

* Period from 5/1/2008 to 12/31/2008

EVA7

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	14.48	21.26	499,059
2008	31.94	14.48	520,422
2007	22.06	31.94	675,378
2006	19.02	22.06	864,869
2005	13.10	19.02	1,150,745
2004	10.66	13.10	661,071
2003	8.22	10.66	194,772
2002	9.38	8.22	128,633
2001*	10.00	9.38	61,169

* Period from 7/30/2001 to 12/31/2001

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	39.44	50.95	918,299
2008	69.34	39.44	1,059,656
2007	68.85	69.34	1,279,468
2006	57.74	68.85	1,580,259
2005	54.98	57.74	1,814,191
2004	49.70	54.98	2,084,808
2003	38.44	49.70	2,066,220
2002	46.65	38.44	2,080,260
2001	49.49	46.65	2,469,234
2000	46.01	49.49	2,473,943
1999	43.62	46.01	3,107,272
1998	39.39	43.62	3,922,539
1997	31.05	39.39	4,666,312

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.45	8.14	259,408
2008	13.02	6.45	199,564
2007	15.16	13.02	167,247
2006	13.14	15.16	282,958
2005	12.30	13.14	253,125
2004	11.09	12.30	318,253
2003	8.56	11.09	308,770
2002	9.74	8.56	283,895
2001*	10.00	9.74	220,235

* Period from 7/30/2001 to 12/31/2001

EVA7

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.28	11.33	34,876
2008	12.28	9.28	50,039
2007	11.40	12.28	45,167
2006	10.48	11.40	43,283
2005*	10.00	10.48	13,525

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.18	11.31	163,160
2008	12.34	9.18	198,349
2007	11.45	12.34	197,948
2006	10.51	11.45	173,835
2005*	10.00	10.51	218,559

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.20	11.43	322,426
2008	12.71	9.20	284,321
2007	11.72	12.71	255,884
2006	10.64	11.72	305,269
2005*	10.00	10.64	231,018

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.72	11.15	182,786
2008	13.04	8.72	209,760
2007	11.92	13.04	162,291
2006	10.74	11.92	201,599
2005*	10.00	10.74	184,776

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.63	11.13	39,497
2008	13.21	8.63	83,730
2007	12.05	13.21	67,170
2006	10.80	12.05	84,317
2005*	10.00	10.80	31,262

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.30	10.84	126,166
2008	13.51	8.30	96,527
2007	12.23	13.51	92,839
2006	10.89	12.23	82,347
2005*	10.00	10.89	46,368

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.16	11.58	69,083
2008	11.44	10.16	49,291
2007	10.86	11.44	47,634
2006	10.23	10.86	88,540
2005*	10.00	10.23	71,044

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.97	10.91	463,717
2008	10.95	9.97	223,645
2007	10.42	10.95	63,748
2006*	10.00	10.42	25,441

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.61	10.16	1,055,954
2008	11.20	8.61	729,869
2007	10.55	11.20	580,057
2006*	10.00	10.55	220,326

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.49	9.10	383,941
2008*	10.00	7.49	148,975.50

* Period from 5/1/2008 to 12/31/2008

EVA7

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.67	9.47	751,023
2008	11.38	7.67	665,891
2007	10.64	11.38	553,969
2006*	10.00	10.64	262,663

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.04	8.98	327,445
2008	11.49	7.04	317,517
2007	10.66	11.49	304,622
2006*	10.00	10.66	308,436

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.55	15.84	719,619
2008	21.71	12.55	839,275
2007	19.52	21.71	991,270
2006	17.38	19.52	1,185,337
2005	16.28	17.38	1,412,491
2004	15.51	16.28	1,794,045
2003	12.63	15.51	2,068,732
2002	15.27	12.63	1,990,384
2001	16.87	15.27	2,319,955
2000	17.65	16.87	2,461,764
1999	16.29	17.65	3,400,637
1998	12.68	16.29	3,974,242
1997*	10.00	12.68	2,163,555

* Period from 1/27/1997 to 12/31/1997

EVA7

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.38	10.68	451,797
2008	16.55	7.38	454,679
2007	13.54	16.55	598,676
2006	12.94	13.54	679,611
2005	11.98	12.94	927,911
2004	11.27	11.98	1,078,487
2003	8.75	11.27	1,094,087
2002	11.28	8.75	918,220
2001	13.29	11.28	1,030,600
2000	16.15	13.29	1,206,454
1999	15.62	16.15	1,944,990
1998	12.63	15.62	2,691,359
1997*	10.00	12.63	2,558,459

* Period from 1/27/1997 to 12/31/1997

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.09	10.19	23,382
2008	12.91	7.09	24,988
2007	10.61	12.91	55,686
2006	10.58	10.61	33,503
2005*	10.00	10.58	123,669

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.93	9.61	34,231
2008	13.64	6.93	58,927
2007	11.70	13.64	80,845
2006	10.87	11.70	33,634
2005*	10.00	10.87	28,781

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	40.04	50.96	666,894
2008	76.40	40.04	744,563
2007	60.67	76.40	886,937
2006	57.23	60.67	1,068,219
2005	54.53	57.23	1,312,296
2004	53.18	54.53	1,586,764
2003	40.35	53.18	1,886,270
2002	58.20	40.35	1,848,860
2001	71.24	58.20	2,251,331
2000	80.67	71.24	2,597,027
1999	59.17	80.67	2,559,285
1998	42.76	59.17	2,171,438
1997	34.97	42.76	2,229,721

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.38	12.34	306,816
2008	13.95	9.38	322,541
2007	12.76	13.95	399,765
2006	12.09	12.76	530,350
2005	10.42	12.09	753,832
2004	9.64	10.42	660,277
2003	8.36	9.64	487,009
2002	10.17	8.36	451,704
2001*	10.00	10.17	485,975

* Period from 7/30/2001 to 12/31/2001

EVA7

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	23.89	34.12	365,604
2008	32.11	23.89	344,161
2007	31.49	32.11	427,156
2006	28.54	31.49	556,829
2005	28.01	28.54	697,172
2004	25.76	28.01	874,466
2003	20.41	25.76	943,788
2002	19.89	20.41	875,338
2001	22.71	19.89	516,815
2000	29.53	22.71	546,640
1999	27.53	29.53	638,885
1998	29.00	27.53	854,157
1997	24.89	29.00	868,993

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	24.93	31.32	1,218,469
2008	39.90	24.93	1,346,320
2007	38.15	39.90	1,491,155
2006	33.23	38.15	1,861,687
2005	31.95	33.23	2,253,883
2004	29.12	31.95	2,529,910
2003	22.86	29.12	2,511,912
2002	29.64	22.86	2,454,902
2001	33.99	29.64	2,780,870
2000	37.78	33.99	2,962,199
1999	31.60	37.78	3,374,350
1998	24.83	31.60	3,273,507
1997	18.90	24.83	3,001,334

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.25	17.04	118,794
2008	20.53	12.25	133,001
2007	17.50	20.53	153,025
2006	15.25	17.50	215,769
2005	13.62	15.25	222,978
2004	11.06	13.62	248,003
2003	8.06	11.06	101,600
2002	10.12	8.06	35,016
2001*	10.00	10.12	40,188

* Period from 7/30/2001 to 12/31/2001

EVA7

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.61	10.21	151,001
2008	13.49	6.61	107,594
2007	12.93	13.49	155,090
2006	11.38	12.93	145,334
2005*	10.00	11.38	37,103

* Period from 8/15/2005 to 12/31/2005

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	132,481

* Period from 12/11/2009 to 12/31/2009

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	29.11	33.41	1,093,231
2008	30.33	29.11	1,028,083
2007	29.30	30.33	1,205,351
2006	28.30	29.30	1,393,895
2005	27.92	28.30	1,839,613
2004	26.95	27.92	2,019,332
2003	25.82	26.95	2,428,368
2002	23.59	25.82	3,274,381
2001	21.92	23.59	2,700,700
2000	19.87	21.92	960,552
1999	20.24	19.87	854,243
1998	18.75	20.24	986,932
1997	17.36	18.75	442,121

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.99	10.58	169,117
2008	11.36	5.99	99,704
2007*	10.00	11.36	42,365

* Period from 5/1/2007 to 12/31/2007

EVA7

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	14.83	20.61	1,527,299
2008	24.69	14.83	1,609,568
2007	21.53	24.69	2,177,407
2006	19.26	21.53	2,876,316
2005	16.41	19.26	3,490,196
2004	13.24	16.41	3,714,877
2003	9.63	13.24	3,063,106
2002	10.76	9.63	3,091,996
2001	11.21	10.76	3,355,924
2000*	10.00	11.21	3,559,175

* Period from 4/30/2000 to 12/31/2000

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	21.88	21.86	2,928,357
2008	21.41	21.88	5,481,977
2007	20.51	21.41	3,551,969
2006	19.71	20.51	3,454,632
2005	19.29	19.71	3,417,637
2004	19.21	19.29	3,698,367
2003	19.18	19.21	4,363,388
2002	19.01	19.18	6,516,221
2001	18.39	19.01	7,752,678
2000	17.44	18.39	6,407,471
1999	16.72	17.44	4,136,411
1998	15.98	16.72	3,614,051
1997	15.30	15.98	2,510,803

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.98	12.54	342,758
2008	17.91	9.98	412,953
2007	15.39	17.91	545,456
2006	13.14	15.39	654,177
2005	11.12	13.14	527,431
2004*	10.00	11.12	344,160

* Period from 4/30/2004 to 12/31/2004

EVA7

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.03	15.07	166,913
2008	18.50	11.03	178,866
2007	22.66	18.50	220,651
2006	16.71	22.66	658,620
2005	14.63	16.71	679,141
2004	11.00	14.63	677,953
2003*	10.00	11.00	160,097

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.12	14.34	776,637
2008	12.48	11.12	610,367
2007	11.92	12.48	635,732
2006	11.14	11.92	651,921
2005	10.89	11.14	837,391
2004*	10.00	10.89	528,201

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.06	11.79	533,595
2008	12.41	6.06	322,897
2007	10.85	12.41	422,156
2006	10.11	10.85	542,628
2005	9.19	10.11	657,014
2004	9.22	9.19	1,012,717
2003	5.84	9.22	1,298,208
2002	9.46	5.84	416,025
2001*	10.00	9.46	365,896

* Period from 7/30/2001 to 12/31/2001

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.16	7.57	37,049
2008	9.89	5.16	19,125
2007*	10.00	9.89	8,173

* Period from 5/1/2007 to 12/31/2007

EVA7

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.15	11.62	168,775
2008	15.89	10.15	279,074
2007	13.27	15.89	369,586
2006	10.15	13.27	397,752
2005	9.34	10.15	278,269
2004	7.56	9.34	202,533
2003	6.04	7.56	54,773
2002	8.68	6.04	53,612
2001*	10.00	8.68	51,910

* Period from 7/30/2001 to 12/31/2001

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.05	8.95	70,780
2008	12.84	7.05	98,503
2007	12.37	12.84	123,648
2006	10.83	12.37	171,672
2005*	10.00	10.83	181,140

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Value Strategies

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.70	12.03	345,903
2008	15.88	7.70	400,968
2007	15.15	15.88	582,515
2006	13.12	15.15	627,907
2005	12.89	13.12	854,391
2004	11.38	12.89	1,317,623
2003*	10.00	11.38	760,895

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.52	9.22	179,243
2008	12.29	6.52	169,988
2007	12.13	12.29	215,158
2006	10.66	12.13	129,415
2005*	10.00	10.66	57,638

* Period from 8/15/2005 to 12/31/2005

EVA7

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.44	12.56	917,748
2008	14.59	7.44	348,480
2007	11.00	14.59	361,359
2006*	10.00	11.00	167,397

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	18.87	24.37	118,014
2008	22.37	18.87	103,755
2007	21.17	22.37	114,151
2006	19.26	21.17	176,315
2005	17.30	19.26	278,130
2004	15.84	17.30	263,269
2003	12.49	15.84	302,890
2002	11.53	12.49	173,502
2001	10.56	11.53	104,824
2000	9.55	10.56	66,876
1999	7.44	9.55	29,863
1998	10.48	7.44	36,909
1997*	10.00	10.48	32,130

* Period from 11/24/1997 to 12/31/1997

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	14.57	24.55	429,192
2008	33.86	14.57	490,538
2007	24.31	33.86	877,714
2006	17.87	24.31	1,010,383
2005	13.45	17.87	1,414,751
2004	11.02	13.45	907,028
2003	7.42	11.02	1,006,217
2002	8.21	7.42	439,225
2001	8.85	8.21	367,417
2000	14.68	8.85	446,604
1999	7.56	14.68	377,828
1998	10.05	7.56	71,567
1997*	10.00	10.05	20,806

* Period from 11/24/1997 to 12/31/1997

EVA7

Morgan Stanley Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.45	13.17	112,560
2008	19.28	11.45	128,364
2007	18.22	19.28	179,986
2006	15.16	18.22	280,321
2005	14.44	15.16	370,679
2004	12.82	14.44	378,809
2003	10.02	12.82	282,897
2002	12.15	10.02	277,957
2001	13.18	12.15	154,160
2000	11.92	13.18	109,456
1999	11.54	11.92	125,106
1998	10.25	11.54	152,473
1997*	10.00	10.25	29,979

* Period from 11/24/1997 to 12/31/1997

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.54	12.55	166,363
2008	17.37	9.54	217,130
2007	15.28	17.37	323,058
2006	12.31	15.28	414,081
2005	11.17	12.31	364,310
2004	9.60	11.17	329,016
2003	7.59	9.60	263,524
2002	9.20	7.59	242,075
2001	11.49	9.20	73,201
2000	13.23	11.49	80,524
1999	10.65	13.23	76,112
1998	9.86	10.65	75,635
1997*	10.00	9.86	17,042

* Period from 11/24/1997 to 12/31/1997

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.14	355,229

* Period from 9/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.28	136,163

* Period from 9/30/2009 to 12/31/2009

EVA7

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.12	158,174

* Period from 9/30/2009 to 12/31/2009

Accumulation Unit Values for the new funds will be reported once the funds have completed at fiscal year end 2009.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EVA7

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EVA7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0410
1.756512.111

EVA7

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59½ will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70½. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c) Single sum payment; or

FVA-91200

Not Part of the Prospectus

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70½; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59½ at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

FVA-91200

Not Part of the Prospectus

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

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FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2010

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2010, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

EVA7-ptb-0410
1.756513.111

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude, LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70½. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2009 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2009, 2008 and 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 9, 2010

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 BALANCE SHEETS

(in thousands, except share data) December 31, 2009 and 2008

ASSETS	2009	2008

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $62,035 in 2009 and $44,228 in 2008)	$ 63,174	$ 44,615
Policy Loans	5	--
Total investments	63,179	44,615

Cash and cash equivalents	9,019	23,138
Accrued investment income	642	420
Deferred policy acquisition costs	33,143	28,816
Reinsurance deposit and receivables	118,434	126,476
Property and equipment, net	795	1,410
Other assets	835	792
Income taxes receivable	54	1,332
Separate account assets	1,377,437	1,126,775

Total assets	$ 1,603,538	$ 1,353,774

LIABILITIES

Future contract and policy benefits	$ 87,355	$ 89,280
Contractholder deposit funds	50,846	55,782
Payable to parent and affiliates	1,167	514
Other liabilities and accrued expenses	1,544	1,108
Deferred tax liability	5,614	5,134
Separate account liabilities	1,377,437	1,126,775

Total liabilities	1,523,963	1,278,593

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	535	294
Retained earnings	63,540	59,387

Total stockholder's equity	79,575	75,181

Total liabilities and stockholder's equity	$ 1,603,538	$ 1,353,774

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007

Revenues:
Fees charged to contractholders	$ 10,046	$ 10,996	$ 11,045
Interest on reinsurance deposit	3,015	3,417	3,796
Net investment income	1,160	1,934	2,890
Fund administration fees	178	318	419
Net realized investment gains (losses):
Other than temporary losses on debt securities	(2)	(480)	(172)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	(2)	(480)	(172)
Net realized investment gains and losses on sales	131	1,272	16
Total net realized investment gains (losses)	129	792	(156)
Premiums	377	750	1,054

Total revenue	14,905	18,207	19,048

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	4,925	11,859	10,748
Contract and policy benefits and expenses	4,350	4,647	3,667

Total benefits and expenses	9,275	16,506	14,415

Income before income taxes	5,630	1,701	4,633

Income tax expense	1,477	142	841

Net income	4,153	1,559	3,792

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	498	488	825
Reclassification adjustment for net realized (gains) losses included in net income	(129)	(792)	156
(Provision) benefit for income taxes related to items of other comprehensive income	(128)	61	(295)

Other comprehensive income (losses), net of tax	241	(243)	686

Comprehensive income	$ 4,394	$ 1,316	$ 4,478

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

Comprehensive income:
Net income	--	--	--	3,792	3,792
Other comprehensive income	--	--	686	--	686

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

Comprehensive income:
Net income	--	--	--	1,559	1,559
Other comprehensive income	--	--	(243)	--	(243)

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

Comprehensive income:
Net income	--	--	--	4,153	4,153
Other comprehensive income	--	--	241	--	241

Balance at December 31, 2009	$ 2,000	$ 13,500	$ 535	$ 63,540	$ 79,575

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007
Cash flows from operating activities:
Net income	$ 4,153	$ 1,559	$ 3,792
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	1,085	700	470
Net realized investment (gains) losses	(129)	(792)	156
Provision (benefit) for deferred taxes	351	100	(930)
Change in assets and liabilities:
Accrued investment income	(222)	538	(36)
Change in deferred policy acquisition costs, net of amortization	(4,666)	353	(888)
Future contract and policy benefits	6,262	14,920	24,586
Reinsurance deposit and receivables	8,042	(1,012)	(23,280)
Payable to (Recoverable from) parent and affiliates, net	653	508	(568)
Income taxes	1,278	(288)	(394)
Other assets and other liabilities, net	326	3,948	(3,470)

Net cash provided by (used for) operating activities	17,133	20,534	(562)

Cash flows from investing activities:
Purchase of debt securities	(120,426)	(164,017)	(34,220)
Proceeds from sales of debt securities	99,219	181,546	30,982
Proceeds from maturities and calls of debt securities	3,054	3,565	8,533
Investment trades receivable	23	(3)	14
Capital expenditures	--	(27)	(903)

Net cash (used for) provided by investing activities	(18,130)	21,064	4,406

Cash flows from financing activities:
Change in cash overdraft	--	(2,818)	2,818
Deposits credited to variable annuity contracts	140,088	205,040	242,970
Deposits credited to fixed annuity contracts	--	311	9,292
Net transfers to separate account	7,585	(78,246)	(124,103)
Withdrawals from variable annuity contracts	(149,953)	(132,432)	(125,357)
Withdrawals from fixed annuity contracts	(10,842)	(10,764)	(10,426)

Net cash used for financing activities	(13,122)	(18,909)	(4,806)

Net (decrease) increase in cash and cash equivalents	(14,119)	22,689	(962)

Cash and cash equivalents:
Beginning of year	23,138	449	1,411

End of year	$ 9,019	$ 23,138	$ 449

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. Prior to October 1, 2007, FILI was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,851,000 and $23,011,000 at December 31, 2009 and 2008, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GWMB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% (before fund expenses and other charges), and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before funds expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.

During 2009 and 2008, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked future base lapse assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $795,000 and $1,410,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2009 and 2008,

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

respectively. Depreciation expense on these capitalized software development costs were $615,000, $377,000 and $126,000 in 2009, 2008, and 2007 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of this guidance effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In February 2007, the FASB issued guidance which allows companies to make an election on an individual instruments basis to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. The accounting guidance was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
Beginning balance	$ 1,914	$ 495
Unlocking of benefit ratio	(422)	1,218
Interest on reserve	101	117
Claims paid	(517)	(186)
Accrual of benefit ratio	196	270

Ending balance	$ 1,272	$ 1,914

The reinsurance recoverables associated with GMDB were $1,211,000 and $1,732,000 at December 31, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUTED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and our long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 8.5% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2009	2008
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 528,400	$ 472,788
Net amount at risk	$ 27,184	$ 56,393
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 33,511	$ 29,426
Net amount at risk	$ 11,850	$ 21,168
Average attained age of contractholders	67	66

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
	(in thousands)
Beginning Balance	$ 51	$ 31
Interest on reserve	5	2
Accrual of benefit ratio	83	18
Claims paid	--	--
Ending Balance	$ 139	$ 51

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the new reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB was $137,000 and $51,000 at December 31, 2009 and 2008, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  Returns were assumed to equal the long-term investment performance assumption of 7.5%.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are best estimate based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 5.25%.

The table below displays the account value and guaranteed withdrawal value at December 31, 2009 and 2008:

	Years Ended December 31,
	2009	2008
	(in thousands)
Account Value	$ 151,804	$ 92,516
GMWB Value	154,982	121,991
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 1,580	$ 2,552	$ 3,462
Cash and cash equivalents	102	164	170
Total investment income	1,682	2,716	3,632
Less: Investment expenses	522	782	742
Net Investment income	$ 1,160	$ 1,934	$ 2,890

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities:
Gross realized gains	$ 830	$ 2,733	$ 171
Gross realized losses	$ (699)	$ (1,461)	$ (155)

Realized investment losses as a result of other than temporary impairments in the value of investments were $2,000, $480,000, and $172,000 in 2009, 2008 and 2007, respectively. There were no debt securities that were non-income producing for 2009 and 2008, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 1,139	$ 387	$ 946
DAC	(317)	66	(189)
Deferred income tax expense	(287)	(159)	(220)
	$ 535	$ 294	$ 537

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (151)	$ 11,239	46
Greater than 12 months	--	--	--
	$ (151)	$ 11,239	46
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (151)	$ 11,239	46

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (471)	$ 14,237	75
Greater than 12 months	(44)	893	19
	$ (515)	$ 15,130	94
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (515)	$ 15,130	94

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2009 and 2008. All of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2009. There were no investments in below investment grade securities as of December 31, 2009. The decline in fair value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses- Temporary	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 30,428	$ 125	$ (135)	$ --	$ 30,418
Corporate debt securities	30,238	1,131	(13)	--	31,356
Foreign government securities	189	--	(2)	--	187
Mortgage and asset backed securities	1,180	34	(1)	--	1,213

	$ 62,035	$ 1,290	$ (151)	$ --	$ 63,174
	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 28,152	$ 834	$ (3)	$ --	$ 28,983
Corporate debt securities	15,354	68	(469)	--	14,953
Mortgage and asset backed securities	722	--	(43)	--	679

	$ 44,228	$ 902	$ (515)	$ --	$ 44,615

During 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 2,947	$ 2,998
Due after 1 year through 5 years	53,666	54,765
Due after 5 year through 10 years	4,122	4,077
Due after 10 years	120	121
Mortgage and asset backed securities	1,180	1,213
	$ 62,035	$ 63,174

At December 31, 2009 and 2008, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. treasury securities.

At December 31, 2009, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $397,000, respectively. At December 31, 2008, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $395,000 and $409,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2009:

	Quoted Market Prices in ActiveMarkets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 30,418	$ --	$ 30,418
Corporate debt securities	--	31,356	--	31,356
Foreign government securities	--	187	--	187
Mortgage and asset backed securities	--	1,213	--	1,213
Total available-for-sale debt securities	$ --	$ 63,174	$ --	$ 63,174
Separate account assets	1,377,437	--	--	1,377,437
Total	$ 1,377,437	$ 63,174	$ --	$ 1,440,611

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance BR> as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 28,983	$ --	$ 28,983
Corporate debt securities	--	14,953	--	14,953
Mortgage and asset backed securities	--	672	7	679
Total available-for-sale debt securities	$ --	$ 44,608	$ 7	$ 44,615
Separate account assets	1,126,775	--	--	1,126,775
Total	$ 1,126,775	$ 44,608	$ 7	$ 1,171,390

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Changes in Level 3 assets measured at fair value during 2009 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2009	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 7	$ (2)	$ 4	$ (9)	$ --	$ --	$ --

Changes in Level 3 assets measured at fair value on a recurring basis during 2008 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (4)	$ --	$ 11	$ 7	$ --

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2009		2008
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy Loans	$ 5	$ 5	$ --	$ --
Reinsurance deposit and receivables	118,434	121,312	126,476	127,849
	$ 118,439	$ 121,317	$ 126,476	$ 127,849

Financial Liabilities:
Future contract and policy benefits	$ 87,355	$ 87,355	$ 89,280	$ 89,280
Contractholder deposit funds	50,846	53,730	55,782	57,159
	$ 138,201	$ 141,085	$ 145,062	$ 146,439

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for certain of the Company's contractholder deposit fund liabilities including the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Current:
Federal	$ 1,425	$ 158	$ 1,422
State	(299)	(116)	349
	1,126	42	1,771
Deferred:
Federal	351	100	(930)
Provision for income taxes	$ 1,477	$ 142	$ 841

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2009	2008
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (8,097)	$ (6,662)
Unrealized gains on available-for-sale securities	(399)	(135)
Contractholder reserves	2,392	1,236
Deferred revenue	516	482
Capitalized software	--	(13)
Deferred compensation and retirement benefit plans	(7)	(13)
Alternative minimum tax credit	--	115
Other, net	(19)	(144)

Net deferred tax liability	$ (5,614)	$ (5,134)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 1,971	$ 595	$ 1,622
Dividends received deduction	(378)	(383)	(1,056)
Other, net	(116)	(70)	275

	$ 1,477	$ 142	$ 841

The Company paid FILI federal and state income taxes of $0, $500,000 and $2,164,000 in 2009, 2008 and 2007, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

In 2007, FASB clarified the accounting for uncertainty in income taxes recognized in the Company's financial statements the guidance only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or state tax examinations for years before 2006. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. In addition, the Company did not record a cumulative effect adjustment related to the adoption of this guidance.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $485,000, $383,000, and $1,056,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2009, 2008 and 2007, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Statutory net income	$ 1,857	$ 265	$ 2,787
Statutory surplus	$ 54,461	$ 52,056	$ 51,161

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $4,190,000, $6,404,000 and $8,116,000 in 2009, 2008 and 2007, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,348,000, $3,479,000, and $3,901,000 in 2009, 2008 and 2007, respectively, for such services. Effective January 1, 2007, EFILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $196,000, $197,000 and $212,000 in 2009, 2008, and 2007 respectively for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $0 and $27,000 were charged to the Company in 2009, 2008 and 2007, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $169,000, $357,000 and $313,000 in 2009, 2008 and 2007, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0 in 2009, 2008 and 2007, respectively.

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Commissions, gross	$ 4,190	$ 6,404	$ 8,116
Compensation and benefits	1,128	2,897	2,412
Capitalization of deferred policy acquisition costs	(4,250)	(6,227)	(7,172)
Amortization of deferred policy acquisition costs	(416)	6,580	6,284
Rent expenses	198	318	283
Taxes, licenses and fees	448	265	68
General insurance expenses	3,627	1,622	757

	$ 4,925	$ 11,859	$ 10,748

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2009, 2008 and 2007, the Company adjusted amortization by ($2,799,000), $3,191,000 and $3,649,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The product and associated reinsurance contract were discontinued in 2009 with sales concluding on March 31.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2009). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2009	2008
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 75,274	$ 81,721
Principal Life Insurance Company	38,402	39,632

Reinsurance deposits	$ 113,676	$ 121,353

Contractholder deposit funds and future benefits	$ 114,897	$ 122,733

Interest on reinsurance deposit	$ 2,982	$ 3,417
Contract and policy benefits and expenses	$ 2,506	$ 2,724

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Direct life premiums	$ 1,413	$ 1,403	$ 1,316
Reinsurance ceded	(1,036)	(653)	(262)
Net life premiums	$ 377	$ 750	$ 1,054

Direct contract and policy benefits	$ 18,867	$ 18,576	$ 17,808
Reinsurance ceded	(14,517)	(13,929)	(14,141)
Net contract and policy benefits	$ 4,350	$ 4,647	$ 3,667

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2009

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 67,151	$ 95,664	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,692	$ 5,331
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	67,151	95,664	15,023	12,378	51,779	9,328	36,692	5,331
Liabilities:
Payable to EFILI	7	14	0	0	0	0	1	0
Total net assets	$ 67,144	$ 95,650	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,691	$ 5,331
Net Assets:
Fidelity Retirement Reserves	$ 64,005	$ 0	$ 12,473	$ 0	$ 46,785	$ 0	$ 33,983	$ 0
Fidelity Income Advantage	3,139	0	2,550	0	4,994	0	2,708	0
Fidelity Personal Retirement	0	95,548	0	12,378	0	9,328	0	5,331
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	102	0	0	0	0	0	0
Total net assets	$ 67,144	$ 95,650	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,691	$ 5,331
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,928	0	366	0	918	0	667	0
Unit Value	$ 21.86	$ 0.00	$ 34.12	$ 0.00	$ 50.95	$ 0.00	$ 50.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	147	0	76	0	100	0	54	0
Unit Value	$ 21.39	$ 0.00	$ 33.39	$ 0.00	$ 49.87	$ 0.00	$ 49.88	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	8,459	0	981	0	988	0	563
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 14.76	$ 0.00	$ 15.21	$ 0.00	$ 14.40
Lowest Unit Value	$ 0.00	$ 10.05	$ 0.00	$ 12.33	$ 0.00	$ 9.21	$ 0.00	$ 9.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	10	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.27	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.95	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 9,673	$ 4,744	$ 8,220	$ 43,003	$ 45,299	$ 37,134	$ 6,080
Receivable from EFILI	0	1	0	0	0	1	0
Total assets	9,673	4,745	8,220	43,003	45,299	37,135	6,080
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 9,673	$ 4,745	$ 8,220	$ 43,003	$ 45,299	$ 37,135	$ 6,080
Net Assets:
Fidelity Retirement Reserves	$ 9,224	$ 4,298	$ 0	$ 36,528	$ 0	$ 34,176	$ 0
Fidelity Income Advantage	449	447	0	6,475	0	2,959	0
Fidelity Personal Retirement	0	0	8,220	0	45,299	0	6,080
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 9,673	$ 4,745	$ 8,220	$ 43,003	$ 45,299	$ 37,135	$ 6,080
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	277	343	0	1,093	0	956	0
Unit Value	$ 33.36	$ 12.54	$ 0.00	$ 33.41	$ 0.00	$ 35.75	$ 0.00
Fidelity Income Advantage:
Units Outstanding	14	36	0	198	0	85	0
Unit Value	$ 32.65	$ 12.40	$ 0.00	$ 32.71	$ 0.00	$ 34.99	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	756	0	3,745	0	508
Highest Value	$ 0.00	$ 0.00	$ 14.65	$ 0.00	$ 12.12	$ 0.00	$ 13.87
Lowest Value	$ 0.00	$ 0.00	$ 10.76	$ 0.00	$ 12.01	$ 0.00	$ 11.49
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 58,754	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,092
Receivable from EFILI	0	0	0	0	0	0	0
Total assets	58,754	8,972	2,892	102,644	37,633	12,469	78,092
Liabilities:
Payable to EFILI	1	0	0	0	0	0	1
Total net assets	$ 58,753	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,091
Net Assets:
Fidelity Retirement Reserves	$ 38,157	$ 8,088	$ 0	$ 94,960	$ 0	$ 10,137	$ 0
Fidelity Income Advantage	4,007	884	0	7,684	0	2,332	0
Fidelity Personal Retirement	16,589	0	2,892	0	37,633	0	16,930
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	61,161
Total net assets	$ 58,753	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,091
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,218	363	0	2,395	0	602	0
Unit Value	$ 31.32	$ 22.30	$ 0.00	$ 39.65	$ 0.00	$ 16.85	$ 0.00
Fidelity Income Advantage:
Units Outstanding	131	41	0	198	0	141	0
Unit Value	$ 30.65	$ 21.83	$ 0.00	$ 38.81	$ 0.00	$ 16.49	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,645	0	261	0	3,373	0	1,445
Highest Value	$ 14.30	$ 0.00	$ 14.57	$ 0.00	$ 15.55	$ 0.00	$ 15.80
Lowest Value	$ 9.81	$ 0.00	$ 10.94	$ 0.00	$ 10.79	$ 0.00	$ 11.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,818
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.64
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,617
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.62
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,135	$ 15,451
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	997	1,139	13,560	2,267	5,528	1,901	35,135	15,451
Liabilities:
Payable to EFILI	0	0	0	0	0	0	1	0
Total net assets	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,134	$ 15,451
Net Assets:
Fidelity Retirement Reserves	$ 925	$ 0	$ 11,399	$ 0	$ 4,826	$ 0	$ 31,481	$ 0
Fidelity Income Advantage	72	0	2,161	0	702	0	3,653	0
Fidelity Personal Retirement	0	1,139	0	2,267	0	1,901	0	15,451
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,134	$ 15,451
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	73	0	720	0	452	0	1,527	0
Unit Value	$ 12.62	$ 0.00	$ 15.84	$ 0.00	$ 10.68	$ 0.00	$ 20.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	6	0	139	0	67	0	181	0
Unit Value	$ 12.46	$ 0.00	$ 15.50	$ 0.00	$ 10.45	$ 0.00	$ 20.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	107	0	228	0	209	0	1,292
Highest Value	$ 0.00	$ 15.90	$ 0.00	$ 14.32	$ 0.00	$ 16.52	$ 0.00	$ 16.25
Lowest Value	$ 0.00	$ 10.51	$ 0.00	$ 9.73	$ 0.00	$ 8.92	$ 0.00	$ 11.63
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	4,564	2,841	2,103	1,621	6,839	4,633	11,832	6,503
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Net Assets:
Fidelity Retirement Reserves	$ 4,161	$ 0	$ 1,961	$ 0	$ 6,290	$ 0	$ 10,609	$ 0
Fidelity Income Advantage	403	0	142	0	549	0	1,223	0
Fidelity Personal Retirement	0	2,841	0	1,621	0	4,633	0	6,503
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	346	0	169	0	534	0	499	0
Unit Value	$ 12.03	$ 0.00	$ 11.62	$ 0.00	$ 11.79	$ 0.00	$ 21.26	$ 0.00
Fidelity Income Advantage:
Units Outstanding	34	0	12	0	47	0	59	0
Unit Value	$ 11.88	$ 0.00	$ 11.42	$ 0.00	$ 11.59	$ 0.00	$ 20.90	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	287	0	139	0	344	0	516
Highest Value	$ 0.00	$ 20.05	$ 0.00	$ 11.90	$ 0.00	$ 22.85	$ 0.00	$ 16.56
Lowest Value	$ 0.00	$ 9.58	$ 0.00	$ 11.67	$ 0.00	$ 12.80	$ 0.00	$ 12.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 509	$ 356
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	3,949	2,113	2,175	1,309	2,201	2,450	510	356
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 510	$ 356
Net Assets:
Fidelity Retirement Reserves	$ 3,786	$ 0	$ 2,111	$ 0	$ 2,025	$ 0	$ 504	$ 0
Fidelity Income Advantage	163	0	64	0	176	0	6	0
Fidelity Personal Retirement	0	2,113	0	1,309	0	2,450	0	356
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 510	$ 356
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	307	0	259	0	119	0	49	0
Unit Value	$ 12.34	$ 0.00	$ 8.14	$ 0.00	$ 17.04	$ 0.00	$ 10.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	8	0	11	0	1	0
Unit Value	$ 12.13	$ 0.00	$ 8.00	$ 0.00	$ 16.76	$ 0.00	$ 10.02	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	192	0	186	0	203	0	36
Unit Value	$ 0.00	$ 15.11	$ 0.00	$ 16.95	$ 0.00	$ 16.56	$ 0.00	$ 16.95
Highest Value	$ 0.00	$ 10.77	$ 0.00	$ 6.75	$ 0.00	$ 11.93	$ 0.00	$ 9.37
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 2,702	$ 2,383	$ 13,228	$ 36,918	$ 357	$ 589	$ 1,688	$ 2,604
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	2,702	2,383	13,228	36,918	357	589	1,689	2,604
Liabilities:
Payable to EFILI	1	0	1	0	0	0	0	0
Total net assets	$ 2,701	$ 2,383	$ 13,227	$ 36,918	$ 357	$ 589	$ 1,689	$ 2,604
Net Assets:
Fidelity Retirement Reserves	$ 2,515	$ 0	$ 11,137	$ 0	$ 329	$ 0	$ 1,542	$ 0
Fidelity Income Advantage	186	0	2,090	0	28	0	147	0
Fidelity Personal Retirement	0	2,383	0	36,918	0	589	0	2,604
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,701	$ 2,383	$ 13,227	$ 36,918	$ 357	$ 589	$ 1,689	$ 2,604
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	167	0	777	0	34	0	151	0
Unit Value	$ 15.07	$ 0.00	$ 14.34	$ 0.00	$ 9.61	$ 0.00	$ 10.21	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	147	0	3	0	14	0
Unit Value	$ 14.88	$ 0.00	$ 14.18	$ 0.00	$ 9.52	$ 0.00	$ 10.12	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	244	0	2,766	0	60	0	252
Highest Value	$ 0.00	$ 20.48	$ 0.00	$ 13.73	$ 0.00	$ 16.34	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 9.60	$ 0.00	$ 13.27	$ 0.00	$ 9.27	$ 0.00	$ 9.83
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 766	$ 1,736	$ 1,700	$ 2,965	$ 264	$ 581	$ 800	$ 1,871
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	766	1,736	1,700	2,965	264	581	800	1,871
Liabilities:
Payable to EFILI	0	0	1	0	1	0	0	0
Total net assets	$ 766	$ 1,736	$ 1,699	$ 2,965	$ 263	$ 581	$ 800	$ 1,871
Net Assets:
Fidelity Retirement Reserves	$ 633	$ 0	$ 1,653	$ 0	$ 238	$ 0	$ 800	$ 0
Fidelity Income Advantage	133	0	46	0	25	0	0	0
Fidelity Personal Retirement	0	1,736	0	2,965	0	581	0	1,871
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 766	$ 1,736	$ 1,699	$ 2,965	$ 263	$ 581	$ 800	$ 1,871
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	71	0	179	0	23	0	69	0
Unit Value	$ 8.95	$ 0.00	$ 9.22	$ 0.00	$ 10.19	$ 0.00	$ 11.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	15	0	5	0	3	0	0	0
Unit Value	$ 8.87	$ 0.00	$ 9.14	$ 0.00	$ 10.09	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	191	0	310	0	56	0	159
Highest Value	$ 0.00	$ 15.12	$ 0.00	$ 17.53	$ 0.00	$ 16.36	$ 0.00	$ 12.00
Lowest Value	$ 0.00	$ 8.76	$ 0.00	$ 9.05	$ 0.00	$ 10.10	$ 0.00	$ 11.69
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Receivable from EFILI	0	0	0	0	0	0
Total assets	395	1,177	1,846	4,145	3,686	5,277
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Net Assets:
Fidelity Retirement Reserves	$ 395	$ 0	$ 1,846	$ 0	$ 3,686	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,177	0	4,145	0	5,277
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	35	0	163	0	322	0
Unit Value	$ 11.33	$ 0.00	$ 11.31	$ 0.00	$ 11.43	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	104	0	365	0	462
Unit Value	$ 0.00	$ 13.36	$ 0.00	$ 13.58	$ 0.00	$ 13.77
Fidelity Freedom Lifetime Income:	$ 0.00	$ 11.27	$ 0.00	$ 11.25	$ 0.00	$ 11.30
Units Outstanding
Highest Value	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,038	8,699	440	2,095	1,368	2,726
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Net Assets:
Fidelity Retirement Reserves	$ 2,038	$ 0	$ 440	$ 0	$ 1,368	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,699	0	2,095	0	2,726
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	183	0	39	0	126	0
Unit Value	$ 11.15	$ 0.00	$ 11.13	$ 0.00	$ 10.84	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	761	0	184	0	258
Highest Value	$ 0.00	$ 14.39	$ 0.00	$ 14.61	$ 0.00	$ 14.96
Lowest Value	$ 0.00	$ 10.97	$ 0.00	$ 10.91	$ 0.00	$ 10.58
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,243	556	895	2,268	33,243	59,774
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 794	$ 0	$ 5,060	$ 10,725
Fidelity Income Advantage	0	0	101	0	1,008	5,577
Fidelity Personal Retirement	0	0	0	2,268	27,091	43,187
Fidelity Freedom Lifetime Income	2,243	556	0	0	84	285
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	102	0	464	1,056
Unit Value	$ 0.00	$ 0.00	$ 7.80	$ 0.00	$ 10.91	$ 10.16
Fidelity Income Advantage:
Units Outstanding	0	0	13	0	93	553
Unit Value	$ 0.00	$ 0.00	$ 7.75	$ 0.00	$ 10.83	$ 10.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	265	2,401	4,029
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 14.72	$ 11.55	$ 12.96
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 7.93	$ 11.13	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	200	50	0	0	8	31
Unit Value	$ 11.21	$ 11.15	$ 0.00	$ 0.00	$ 10.04	$ 9.34
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 106,733	$ 49,858	$ 20,726	$ 464	$ 911	$ 1,867	$ 3,156
Receivable from EFILI	0	0	1	0	0	1	0
Total assets	106,733	49,858	20,727	464	911	1,868	3,156
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 106,733	$ 49,858	$ 20,727	$ 464	$ 911	$ 1,868	$ 3,156
Net Assets:
Fidelity Retirement Reserves	$ 3,495	$ 7,111	$ 2,941	$ 464	$ 0	$ 1,789	$ 0
Fidelity Income Advantage	770	3,059	1,073	0	0	79	0
Fidelity Personal Retirement	11,794	39,688	16,713	0	911	0	3,156
Fidelity Freedom Lifetime Income	132	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	90,542	0	0	0	0	0	0
Total net assets	$ 106,733	$ 49,858	$ 20,727	$ 464	$ 911	$ 1,868	$ 3,156
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	384	751	327	45	0	169	0
Unit Value	$ 9.10	$ 9.47	$ 8.98	$ 10.36	$ 0.00	$ 10.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	85	325	120	0	0	7	0
Unit Value	$ 9.07	$ 9.40	$ 8.91	$ 0.00	$ 0.00	$ 10.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,190	3,986	1,776	0	87	0	283
Highest Value	$ 13.52	$ 13.87	$ 14.63	$ 0.00	$ 13.14	$ 0.00	$ 21.72
Lowest Value	$ 9.19	$ 9.66	$ 9.16	$ 0.00	$ 10.49	$ 0.00	$ 10.71
Fidelity Freedom Lifetime Income:
Units Outstanding	14	0	0	0	0	0	0
Unit Value	$ 9.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	7,088	0	0	0	0	0	0
Highest Value	$ 13.38	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,916	0	0	0	0	0	0
Highest Value	$ 13.36	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.88	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 285	$ 189	$ 1,678	$ 3,276	$ 16,714	$ 7,366
Receivable from EFILI	1	0	0	0	1	1
Total assets	286	189	1,678	3,276	16,715	7,367
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 286	$ 189	$ 1,678	$ 3,276	$ 16,715	$ 7,367
Net Assets:
Fidelity Retirement Reserves	$ 281	$ 0	$ 1,526	$ 0	$ 10,537	$ 2,877
Fidelity Income Advantage	5	0	152	0	605	282
Fidelity Personal Retirement	0	189	0	3,276	5,573	4,208
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 286	$ 189	$ 1,678	$ 3,276	$ 16,715	$ 7,367
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37	0	198	0	429	118
Unit Value	$ 7.57	$ 0.00	$ 7.73	$ 0.00	$ 24.55	$ 24.37
Fidelity Income Advantage:
Units Outstanding	1	0	20	0	25	12
Unit Value	$ 7.53	$ 0.00	$ 7.70	$ 0.00	$ 24.03	$ 23.86
Fidelity Personal Retirement:
Units Outstanding	0	24	0	388	464	321
Highest Value	$ 0.00	$ 18.60	$ 0.00	$ 20.79	$ 19.91	$ 14.42
Lowest Value	$ 0.00	$ 7.66	$ 0.00	$ 7.79	$ 11.49	$ 12.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III
Assets:
Investments at market value	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,792
Receivable from EFILI	0	0	0	0	0	1
Total assets	3,398	4,990	3,164	2,009	1,369	1,793
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,793
Net Assets:
Fidelity Retirement Reserves	$ 1,482	$ 2,087	$ 2,886	$ 1,742	$ 1,330	$ 1,338
Fidelity Income Advantage	227	309	278	267	39	265
Fidelity Personal Retirement	1,689	2,594	0	0	0	190
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,793
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	113	166	180	89	141	132
Unit Value	$ 13.17	$ 12.55	$ 16.07	$ 19.62	$ 9.41	$ 10.10
Fidelity Income Advantage:
Units Outstanding	18	25	18	14	4	26
Unit Value	$ 12.89	$ 12.28	$ 15.73	$ 19.20	$ 9.21	$ 10.10
Fidelity Personal Retirement:
Units Outstanding	203	274	0	0	0	19
Highest Value	$ 13.11	$ 15.59	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Lowest Value	$ 8.17	$ 9.15	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Assets:
Investments at market value	$ 20,108	$ 17,975	$ 8,583	$ 15,461
Receivable from EFILI	2	0	0	0
Total assets	20,110	17,975	8,583	15,461
Liabilities:
Payable to EFILI	0	0	0	1
Total net assets	$ 20,110	$ 17,975	$ 8,583	$ 15,460
Net Assets:
Fidelity Retirement Reserves	$ 11,529	$ 3,602	$ 1,400	$ 1,600
Fidelity Income Advantage	634	434	26	70
Fidelity Personal Retirement	7,947	13,939	7,157	13,790
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 20,110	$ 17,975	$ 8,583	$ 15,460
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	918	355	136	158
Unit Value	$ 12.56	$ 10.14	$ 10.28	$ 10.12
Fidelity Income Advantage:
Units Outstanding	51	43	3	7
Unit Value	$ 12.47	$ 10.14	$ 10.27	$ 10.11
Fidelity Personal Retirement:
Units Outstanding	584	1,373	695	1,361
Highest Value	$ 20.22	$ 10.15	$ 10.29	$ 10.13
Lowest Value	$ 12.82	$ 10.14	$ 10.28	$ 10.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 769	$ 1,016	$ 1,069	$ 908	$ 1,036	$ 177
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	698	0	82	0	310	0
Administrative and other charges	46	0	6	0	21	0
Total expenses	744	0	88	0	331	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	16	0	34	0
Administrative and other charges	11	0	5	0	11	0
Total expenses	43	0	21	0	45	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	272	0	21	0	17
Administrative and other charges	0	68	0	5	0	4
Total expenses	0	340	0	26	0	21
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	13	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	17	0	0	0	0
Total expenses	787	357	109	26	376	21
Net investment income (loss)	(18)	659	960	882	660	156
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	559	554	(3,873)	(695)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	559	554	(3,873)	(695)
Unrealized appreciation (depreciation)	0	0	2,948	1,815	15,026	2,942
Net increase (decrease) in net assets from operations	$ (18)	$ 659	$ 4,467	$ 3,251	$ 11,813	$ 2,403

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 145	$ 16	$ 184	$ 90	$ 152	$ 3,512	$ 2,834
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	226	0	61	28	0	258	0
Administrative and other charges	15	0	4	2	0	17	0
Total expenses	241	0	65	30	0	275	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	3	3	0	48	0
Administrative and other charges	6	0	1	1	0	16	0
Total expenses	25	0	4	4	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	0	14	0	68
Administrative and other charges	0	2	0	0	3	0	17
Total expenses	0	12	0	0	17	0	85
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	266	12	69	34	17	339	85
Net investment income (loss)	(121)	4	115	56	135	3,173	2,749
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,155)	(526)	(426)	(562)	(516)	284	521
Realized gain distributions	28	4	28	14	23	161	147
Net realized gain (loss) on investments	(3,127)	(522)	(398)	(548)	(493)	445	668
Unrealized appreciation (depreciation)	11,231	1,686	2,266	1,421	1,931	1,906	954
Net increase (decrease) in net assets from operations	$ 7,983	$ 1,168	$ 1,983	$ 929	$ 1,573	$ 5,524	$ 4,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 798	$ 125	$ 1,327	$ 125	$ 38	$ 1,240	$ 421
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	234	0	255	53	0	615	0
Administrative and other charges	16	0	17	4	0	41	0
Total expenses	250	0	272	57	0	656	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	28	7	0	48	0
Administrative and other charges	7	0	9	2	0	16	0
Total expenses	27	0	37	9	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	28	0	5	0	59
Administrative and other charges	0	2	7	0	1	0	15
Total expenses	0	12	35	0	6	0	74
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	277	12	344	66	6	720	74
Net investment income (loss)	521	113	983	59	32	520	347
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,062)	(221)	(545)	(412)	15	(3,799)	(380)
Realized gain distributions	56	9	1,144	16	5	25	9
Net realized gain (loss) on investments	(1,006)	(212)	599	(396)	20	(3,774)	(371)
Unrealized appreciation (depreciation)	8,924	1,213	10,420	2,552	591	29,938	9,131
Net increase (decrease) in net assets from operations	$ 8,439	$ 1,114	$ 12,002	$ 2,215	$ 643	$ 26,684	$ 9,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 205	$ 1,240	$ 2	$ 2	$ 134	$ 20
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	67	0	7	0	78	0
Administrative and other charges	4	0	0	0	5	0
Total expenses	71	0	7	0	83	0
Fidelity Income Advantage:
Mortality and expense risk charges	16	0	1	0	15	0
Administrative and other charges	5	0	0	0	5	0
Total expenses	21	0	1	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	29	0	2	0	4
Administrative and other charges	0	7	0	0	0	1
Total expenses	0	36	0	2	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	464	0	0	0	0
Administrative and other charges	0	131	0	0	0	0
Total expenses	0	595	0	0	0	0
Total expenses	92	631	8	2	103	5
Net investment income (loss)	113	609	(6)	0	31	15
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(469)	110	(67)	(11)	(1,290)	(209)
Realized gain distributions	34	196	0	0	0	0
Net realized gain (loss) on investments	(435)	306	(67)	(11)	(1,290)	(209)
Unrealized appreciation (depreciation)	3,784	20,559	353	286	4,135	622
Net increase (decrease) in net assets from operations	$ 3,462	$ 21,474	$ 280	$ 275	$ 2,876	$ 428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 22	$ 7	$ 210	$ 78	$ 22	$ 11
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	0	201	0	28	0
Administrative and other charges	2	0	13	0	2	0
Total expenses	31	0	214	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	23	0	2	0
Administrative and other charges	2	0	8	0	1	0
Total expenses	6	0	31	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	25	0	6
Administrative and other charges	0	1	0	6	0	1
Total expenses	0	3	0	31	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	37	3	245	31	33	7
Net investment income (loss)	(15)	4	(35)	47	(11)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(223)	37	(942)	(259)	(483)	590
Realized gain distributions	0	0	157	68	0	0
Net realized gain (loss) on investments	(223)	37	(785)	(191)	(483)	590
Unrealized appreciation (depreciation)	1,920	399	10,684	4,165	2,375	934
Net increase (decrease) in net assets from operations	$ 1,682	$ 440	$ 9,864	$ 4,021	$ 1,881	$ 1,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 71	$ 50	$ 7	$ 4	$ 47	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	27	0	67	0
Administrative and other charges	1	0	2	0	5	0
Total expenses	18	0	29	0	72	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	3	0	6	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	2	0	4	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	6	0	11
Administrative and other charges	0	1	0	1	0	3
Total expenses	0	3	0	7	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	3	33	7	80	14
Net investment income (loss)	51	47	(26)	(3)	(33)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(625)	(217)	92	239	10	(137)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(625)	(217)	92	239	10	(137)
Unrealized appreciation (depreciation)	846	327	2,449	1,441	3,682	2,167
Net increase (decrease) in net assets from operations	$ 272	$ 157	$ 2,515	$ 1,677	$ 3,659	$ 2,037

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 11	$ 5	$ 27	$ 16	$ 20	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	18	0	13	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	26	0	19	0	14	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	5	0	4
Administrative and other charges	0	1	0	1	0	1
Total expenses	0	4	0	6	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	28	4	19	6	15	5
Net investment income (loss)	(17)	1	8	10	5	16
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(146)	(53)	729	1,266	(78)	62
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(146)	(53)	729	1,266	(78)	62
Unrealized appreciation (depreciation)	1,082	509	375	225	709	617
Net increase (decrease) in net assets from operations	$ 919	$ 457	$ 1,112	$ 1,501	$ 636	$ 695

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 2	$ 2	$ 59	$ 48	$ 520	$ 1,382
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	14	0	69	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	4	0	15	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	0	15	0
Administrative and other charges	0	0	0	0	5	0
Total expenses	0	0	2	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	3	0	54
Administrative and other charges	0	0	0	1	0	14
Total expenses	0	1	0	4	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	1	17	4	94	68
Net investment income (loss)	(2)	1	42	44	426	1,314
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	38	(292)	24	373	231
Realized gain distributions	0	0	0	0	89	237
Net realized gain (loss) on investments	39	38	(292)	24	462	468
Unrealized appreciation (depreciation)	128	74	916	523	1,897	4,647
Net increase (decrease) in net assets from operations	$ 165	$ 113	$ 666	$ 591	$ 2,785	$ 6,429

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)	VIP - Growth Strategies Investor Class (b)	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 12	$ 18	$ 13	$ 28
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	7	0	5	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	3	0	8	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	4	0	4
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	5	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	1	9	5	7	5
Net investment income (loss)	(3)	(1)	3	13	6	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(138)	(17)	(25)	(193)	(262)	(439)
Realized gain distributions	0	0	17	27	0	0
Net realized gain (loss) on investments	(138)	(17)	(8)	(166)	(262)	(439)
Unrealized appreciation (depreciation)	276	161	486	857	430	899
Net increase (decrease) in net assets from operations	$ 135	$ 143	$ 481	$ 704	$ 174	$ 483

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 13	$ 20	$ 1	$ 2	$ 27	$ 60
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	2	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	2	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	1	0	4
Administrative and other charges	0	1	0	0	0	1
Total expenses	0	5	0	1	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	5	2	1	5	5
Net investment income (loss)	3	15	(1)	1	22	55
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	(550)	(33)	0	3	3
Realized gain distributions	0	0	0	0	9	29
Net realized gain (loss) on investments	(91)	(550)	(33)	0	12	32
Unrealized appreciation (depreciation)	544	1,152	100	164	41	166
Net increase (decrease) in net assets from operations	$ 456	$ 617	$ 66	$ 165	$ 75	$ 253

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 14	$ 39	$ 67	$ 153	$ 122	$ 186
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	12	0	23	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	3	0	13	0	24	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	8	0	9
Administrative and other charges	0	1	0	2	0	2
Total expenses	0	3	0	10	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	3	13	10	24	11
Net investment income (loss)	11	36	54	143	98	175
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(62)	(18)	(39)	(56)	77	37
Realized gain distributions	14	22	13	57	41	86
Net realized gain (loss) on investments	(48)	4	(26)	1	118	123
Unrealized appreciation (depreciation)	85	181	322	740	456	718
Net increase (decrease) in net assets from operations	$ 48	$ 221	$ 350	$ 884	$ 672	$ 1,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 61	$ 269	$ 13	$ 58	$ 27	$ 64
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	12	0	4	0	8	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	13	0	4	0	8	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	3	0	5
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	17	0	4	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	17	4	4	8	6
Net investment income (loss)	48	252	9	54	19	58
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(108)	124	(122)	12	7	29
Realized gain distributions	21	71	7	25	12	40
Net realized gain (loss) on investments	(87)	195	(115)	37	19	69
Unrealized appreciation (depreciation)	431	1,210	223	297	222	519
Net increase (decrease) in net assets from operations	$ 392	$ 1,657	$ 117	$ 388	$ 260	$ 646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 85	$ 22	$ 4	$ 9	$ 521
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	5	0	27
Administrative and other charges	0	0	0	0	2
Total expenses	0	0	5	0	29
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	8
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	39
Administrative and other charges	0	0	0	1	10
Total expenses	0	0	0	4	49
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	10	3	0	0	0
Administrative and other charges	2	0	0	0	0
Total expenses	12	3	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	12	3	6	4	89
Net investment income (loss)	73	19	(2)	5	432
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	4	37	34	326
Realized gain distributions	19	6	0	0	19
Net realized gain (loss) on investments	31	10	37	34	345
Unrealized appreciation (depreciation)	284	88	143	354	1,531
Net increase (decrease) in net assets from operations	$ 388	$ 117	$ 178	$ 393	$ 2,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 962	$ 1,596	$ 699	$ 244	$ 7	$ 13
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	16	44	17	3	0
Administrative and other charges	4	1	3	1	0	0
Total expenses	68	17	47	18	3	0
Fidelity Income Advantage:
Mortality and expense risk charges	38	5	24	7	0	0
Administrative and other charges	12	1	8	2	0	0
Total expenses	50	6	32	9	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	70	12	68	29	0	2
Administrative and other charges	17	3	17	7	0	0
Total expenses	87	15	85	36	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	698	0	0	0	0
Administrative and other charges	0	198	0	0	0	0
Total expenses	0	896	0	0	0	0
Total expenses	206	934	164	63	3	2
Net investment income (loss)	756	662	535	181	4	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	78	895	529	109	(42)	(35)
Realized gain distributions	65	143	58	28	0	0
Net realized gain (loss) on investments	143	1,038	587	137	(42)	(35)
Unrealized appreciation (depreciation)	7,334	17,269	8,419	4,286	71	173
Net increase (decrease) in net assets from operations	$ 8,233	$ 18,969	$ 9,541	$ 4,604	$ 33	$ 149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 13	$ 21	$ 4	$ 2	$ 4	$ 8
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	0	2	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	9	0	2	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	1	0	0
Administrative and other charges	0	1	0	0	0	1
Total expenses	0	4	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	4	2	1	6	1
Net investment income (loss)	3	17	2	1	(2)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	36	31	50	78	109
Realized gain distributions	0	0	0	0	5	10
Net realized gain (loss) on investments	66	36	31	50	83	119
Unrealized appreciation (depreciation)	539	826	46	26	263	591
Net increase (decrease) in net assets from operations	$ 608	$ 879	$ 79	$ 77	$ 344	$ 717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 0	$ 376	$ 193	$ 134
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	65	17	11	15
Administrative and other charges	4	1	1	1
Total expenses	69	18	12	16
Fidelity Income Advantage:
Mortality and expense risk charges	4	2	2	2
Administrative and other charges	1	1	0	1
Total expenses	5	3	2	3
Fidelity Personal Retirement:
Mortality and expense risk charges	8	5	2	4
Administrative and other charges	2	1	1	1
Total expenses	10	6	3	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	84	27	17	24
Net investment income (loss)	(84)	349	176	110
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,294)	(52)	(63)	(967)
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,294)	(52)	(63)	(967)
Unrealized appreciation (depreciation)	8,256	907	269	2,050
Net increase (decrease) in net assets from operations	$ 6,878	$ 1,204	$ 382	$ 1,193

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I (b)	CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
Income:
Dividends	$ 0	$ 0	$ 14	$ 82	$ 5	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	19	12	8	7	2	1
Administrative and other charges	1	1	1	0	0	0
Total expenses	20	13	9	7	2	1
Fidelity Income Advantage:
Mortality and expense risk charges	1	1	0	2	1	0
Administrative and other charges	1	1	0	0	0	0
Total expenses	2	2	0	2	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	15	9	9	3	1
Net investment income (loss)	(22)	(15)	5	73	2	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(441)	(223)	(451)	(944)	(738)	0
Realized gain distributions	0	0	0	50	5	0
Net realized gain (loss) on investments	(441)	(223)	(451)	(894)	(733)	0
Unrealized appreciation (depreciation)	1,368	968	701	1,017	823	19
Net increase (decrease) in net assets from operations	$ 905	$ 730	$ 255	$ 196	$ 92	$ 18

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class	PVIT- Low Duration (a)	PVIT- Real Return (a)	PVIT- Total Return (a)
Income:
Dividends	$ 553	$ 0	$ 0	$ 0	$ 0	$ 50	$ 18	$ 71
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	50	2	0	2	0	3	2	2
Administrative and other charges	3	0	0	0	0	0	0	0
Total expenses	53	2	0	2	0	3	2	2
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	0	1	0	0
Administrative and other charges	1	0	0	0	0	0	0	0
Total expenses	3	0	0	0	0	1	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	14	0	0	0	1	2	2	4
Administrative and other charges	3	0	0	0	0	1	1	1
Total expenses	17	0	0	0	1	3	3	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	73	2	0	2	1	7	5	7
Net investment income (loss)	480	(2)	0	(2)	(1)	43	13	64
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,016	(71)	(27)	(78)	95	1	5	1
Realized gain distributions	0	0	0	0	0	662	269	362
Net realized gain (loss) on investments	2,016	(71)	(27)	(78)	95	663	274	363
Unrealized appreciation (depreciation)	4,371	124	74	152	98	(626)	(282)	(425)
Net increase (decrease) in net assets from operations	$ 6,867	$ 51	$ 47	$ 72	$ 192	$ 80	$ 5	$ 2

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (18)	$ 2,090	$ 659	$ 3,999	$ 960	$ 977	$ 882	$ 645
Net realized gain (loss) on investments	0	0	0	0	559	(722)	554	(149)
Unrealized appreciation (depreciation)	0	0	0	0	2,948	(3,928)	1,815	(2,623)
Net increase (decrease) in net assets from operations	(18)	2,090	659	3,999	4,467	(3,673)	3,251	(2,127)
Contract Transactions:
Payments received from contract owners	1,119	2,970	107,891	154,272	215	100	616	468
Transfers between sub-accounts and the fixed account, net	(29,648)	70,696	(135,054)	(69,684)	1,071	(2,265)	2,738	827
Contract benefits	(1,503)	(1,512)	(2,729)	(387)	(312)	(350)	0	0
Contract terminations	(28,465)	(28,949)	(49,583)	(33,672)	(457)	(808)	(412)	(566)
Contract maintenance charges	(23)	(17)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(67)	84	1	(6)	25	(3)	1	0
Net increase (decrease) in net assets from contract transactions	(58,587)	43,272	(79,474)	50,523	540	(3,328)	2,943	729
Total increase (decrease) in net assets	(58,605)	45,362	(78,815)	54,522	5,007	(7,001)	6,194	(1,398)
Net Assets:
Beginning of period	125,749	80,387	174,465	119,943	10,016	17,017	6,184	7,582
End of period	$ 67,144	$ 125,749	$ 95,650	$ 174,465	$ 15,023	$ 10,016	$ 12,378	$ 6,184
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 660	$ 1,105	$ 156	$ 259	$ (121)	$ (31)	$ 4	$ 37
Net realized gain (loss) on investments	(3,873)	(3,712)	(695)	(768)	(3,127)	(2,528)	(522)	151
Unrealized appreciation (depreciation)	15,026	(36,654)	2,942	(6,264)	11,231	(29,485)	1,686	(5,162)
Net increase (decrease) in net assets from operations	11,813	(39,261)	2,403	(6,773)	7,983	(32,044)	1,168	(4,974)
Contract Transactions:
Payments received from contract owners	231	388	61	118	75	164	19	153
Transfers between sub-accounts and the fixed account, net	(3,530)	(11,217)	(1,133)	(1,245)	(2,082)	(6,242)	(764)	(310)
Contract benefits	(831)	(1,320)	0	0	(398)	(625)	0	0
Contract terminations	(2,273)	(3,005)	(213)	(705)	(1,298)	(2,916)	(181)	(188)
Contract maintenance charges	(10)	(14)	0	0	(10)	(13)	0	0
Other transfers (to) from EFILI, net	22	12	(1)	0	31	7	1	0
Net increase (decrease) in net assets from contract transactions	(6,391)	(15,156)	(1,286)	(1,832)	(3,682)	(9,625)	(925)	(345)
Total increase (decrease) in net assets	5,422	(54,417)	1,117	(8,605)	4,301	(41,669)	243	(5,319)
Net Assets:
Beginning of period	46,357	100,774	8,211	16,816	32,390	74,059	5,088	10,407
End of period	$ 51,779	$ 46,357	$ 9,328	$ 8,211	$ 36,691	$ 32,390	$ 5,331	$ 5,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 115	$ 225	$ 56	$ 113	$ 135	$ 238
Net realized gain (loss) on investments	(398)	1,436	(548)	689	(493)	897
Unrealized appreciation (depreciation)	2,266	(9,144)	1,421	(5,310)	1,931	(7,437)
Net increase (decrease) in net assets from operations	1,983	(7,483)	929	(4,508)	1,573	(6,302)
Contract Transactions:
Payments received from contract owners	0	0	45	66	33	699
Transfers between sub-accounts and the fixed account, net	(654)	(1,816)	(658)	(2,301)	(114)	(1,555)
Contract benefits	(56)	(186)	(54)	(107)	0	(3)
Contract terminations	(203)	(451)	(161)	(371)	(344)	(191)
Contract maintenance charges	(3)	(3)	(1)	(3)	0	(1)
Other transfers (to) from EFILI, net	(3)	2	2	3	0	1
Net increase (decrease) in net assets from contract transactions	(919)	(2,454)	(827)	(2,713)	(425)	(1,050)
Total increase (decrease) in net assets	1,064	(9,937)	102	(7,221)	1,148	(7,352)
Net Assets:
Beginning of period	8,609	18,546	4,643	11,864	7,072	14,424
End of period	$ 9,673	$ 8,609	$ 4,745	$ 4,643	$ 8,220	$ 7,072
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 3,173	$ 1,498	$ 2,749	$ 757	$ 521	$ 747	$ 113	$ 134
Net realized gain (loss) on investments	445	(567)	668	(39)	(1,006)	3,850	(212)	292
Unrealized appreciation (depreciation)	1,906	(2,646)	954	(1,466)	8,924	(19,283)	1,213	(2,323)
Net increase (decrease) in net assets from operations	5,524	(1,715)	4,371	(748)	8,439	(14,686)	1,114	(1,897)
Contract Transactions:
Payments received from contract owners	820	386	5,793	3,486	93	518	66	897
Transfers between sub-accounts and the fixed account, net	3,745	(2,606)	16,263	2,748	(1,605)	(3,754)	671	1,261
Contract benefits	(786)	(986)	0	0	(633)	(942)	0	0
Contract terminations	(2,552)	(3,440)	(1,208)	(1,324)	(1,515)	(3,575)	(111)	(107)
Contract maintenance charges	(6)	(6)	0	0	(7)	(8)	0	0
Other transfers (to) from EFILI, net	(14)	(61)	1	0	(3)	(18)	1	0
Net increase (decrease) in net assets from contract transactions	1,207	(6,713)	20,849	4,910	(3,670)	(7,779)	627	2,051
Total increase (decrease) in net assets	6,731	(8,428)	25,220	4,162	4,769	(22,465)	1,741	154
Net Assets:
Beginning of period	36,272	44,700	20,079	15,917	32,366	54,831	4,339	4,185
End of period	$ 43,003	$ 36,272	$ 45,299	$ 20,079	$ 37,135	$ 32,366	$ 6,080	$ 4,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 983	$ 1,040	$ 59	$ 107	$ 32	$ 50
Net realized gain (loss) on investments	599	687	(396)	(521)	20	6
Unrealized appreciation (depreciation)	10,420	(32,327)	2,552	(4,421)	591	(1,143)
Net increase (decrease) in net assets from operations	12,002	(30,600)	2,215	(4,835)	643	(1,087)
Contract Transactions:
Payments received from contract owners	591	1,793	38	80	106	505
Transfers between sub-accounts and the fixed account, net	(1,551)	(3,954)	(429)	(1,040)	104	1,125
Contract benefits	(825)	(599)	(160)	(246)	0	0
Contract terminations	(1,980)	(2,252)	(302)	(448)	(163)	(12)
Contract maintenance charges	(11)	(12)	(2)	(3)	0	0
Other transfers (to) from EFILI, net	22	20	(60)	6	0	0
Net increase (decrease) in net assets from contract transactions	(3,754)	(5,004)	(915)	(1,651)	47	1,618
Total increase (decrease) in net assets	8,248	(35,604)	1,300	(6,486)	690	531
Net Assets:
Beginning of period	50,505	86,109	7,672	14,158	2,202	1,671
End of period	$ 58,753	$ 50,505	$ 8,972	$ 7,672	$ 2,892	$ 2,202
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 520	$ 154	$ 347	$ 249	$ 113	$ 109	$ 609	$ 732
Net realized gain (loss) on investments	(3,774)	1,773	(371)	594	(435)	(298)	306	916
Unrealized appreciation (depreciation)	29,938	(70,907)	9,131	(20,095)	3,784	(6,417)	20,559	(24,024)
Net increase (decrease) in net assets from operations	26,684	(68,980)	9,107	(19,252)	3,462	(6,606)	21,474	(22,376)
Contract Transactions:
Payments received from contract owners	382	1,253	745	2,296	10	199	619	2,831
Transfers between sub-accounts and the fixed account, net	(3,837)	(12,769)	3,132	1,454	(196)	(2,753)	9,459	40,488
Contract benefits	(1,181)	(1,533)	(56)	(9)	(358)	(409)	(122)	(7)
Contract terminations	(3,553)	(4,783)	(863)	(842)	(729)	(508)	(3,681)	(2,931)
Contract maintenance charges	(25)	(30)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	42	(42)	(3)	0	11	7	3	(7)
Net increase (decrease) in net assets from contract transactions	(8,172)	(17,904)	2,955	2,899	(1,265)	(3,467)	6,278	40,374
Total increase (decrease) in net assets	18,512	(86,884)	12,062	(16,353)	2,197	(10,073)	27,752	17,998
Net Assets:
Beginning of period	84,132	171,016	25,571	41,924	10,272	20,345	50,339	32,341
End of period	$ 102,644	$ 84,132	$ 37,633	$ 25,571	$ 12,469	$ 10,272	$ 78,091	$ 50,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (6)	$ (6)	$ 0	$ 2	$ 31	$ 58	$ 15	$ 25
Net realized gain (loss) on investments	(67)	(268)	(11)	(409)	(1,290)	1,543	(209)	231
Unrealized appreciation (depreciation)	353	(580)	286	(467)	4,135	(11,808)	622	(1,636)
Net increase (decrease) in net assets from operations	280	(854)	275	(874)	2,876	(10,207)	428	(1,380)
Contract Transactions:
Payments received from contract owners	1	6	5	8	22	45	33	221
Transfers between sub-accounts and the fixed account, net	(12)	(969)	146	(786)	(1,075)	(1,700)	(208)	826
Contract benefits	(6)	(20)	0	0	(363)	(401)	0	0
Contract terminations	(103)	(204)	(26)	(23)	(566)	(894)	(90)	(74)
Contract maintenance charges	0	0	0	0	(4)	(4)	0	0
Other transfers (to) from EFILI, net	2	0	0	1	(5)	(20)	0	2
Net increase (decrease) in net assets from contract transactions	(118)	(1,187)	125	(800)	(1,991)	(2,974)	(265)	975
Total increase (decrease) in net assets	162	(2,041)	400	(1,674)	885	(13,181)	163	(405)
Net Assets:
Beginning of period	835	2,876	739	2,413	12,675	25,856	2,104	2,509
End of period	$ 997	$ 835	$ 1,139	$ 739	$ 13,560	$ 12,675	$ 2,267	$ 2,104
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (15)	$ (37)	$ 4	$ 0	$ (35)	$ (172)	$ 47	$ 18
Net realized gain (loss) on investments	(223)	(673)	37	(125)	(785)	7,206	(191)	2,045
Unrealized appreciation (depreciation)	1,920	(5,025)	399	(741)	10,684	(27,651)	4,165	(9,197)
Net increase (decrease) in net assets from operations	1,682	(5,735)	440	(866)	9,864	(20,617)	4,021	(7,134)
Contract Transactions:
Payments received from contract owners	5	148	48	2	196	288	185	797
Transfers between sub-accounts and the fixed account, net	290	(1,127)	955	(63)	(78)	(11,146)	1,287	268
Contract benefits	(83)	(114)	0	0	(470)	(519)	0	(4)
Contract terminations	(274)	(605)	(114)	(1)	(1,131)	(1,440)	(474)	(362)
Contract maintenance charges	(1)	(1)	0	0	(8)	(11)	0	0
Other transfers (to) from EFILI, net	8	4	(2)	(1)	13	13	(1)	(8)
Net increase (decrease) in net assets from contract transactions	(55)	(1,695)	887	(63)	(1,478)	(12,815)	997	691
Total increase (decrease) in net assets	1,627	(7,430)	1,327	(929)	8,386	(33,432)	5,018	(6,443)
Net Assets:
Beginning of period	3,901	11,331	574	1,503	26,748	60,180	10,433	16,876
End of period	$ 5,528	$ 3,901	$ 1,901	$ 574	$ 35,134	$ 26,748	$ 15,451	$ 10,433

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (11)	$ (9)	$ 4	$ 11	$ 51	$ 54	$ 47	$ 36
Net realized gain (loss) on investments	(483)	801	590	315	(625)	(478)	(217)	(899)
Unrealized appreciation (depreciation)	2,375	(5,009)	934	(2,396)	846	(1,868)	327	(722)
Net increase (decrease) in net assets from operations	1,881	(4,217)	1,528	(2,070)	272	(2,292)	157	(1,585)
Contract Transactions:
Payments received from contract owners	34	53	28	97	14	16	9	55
Transfers between sub-accounts and the fixed account, net	(341)	(2,347)	(272)	(1,190)	(1,247)	(2,480)	(46)	(5,834)
Contract benefits	(77)	(70)	0	0	(19)	(66)	0	0
Contract terminations	(272)	(334)	(74)	(151)	(43)	(355)	(20)	(33)
Contract maintenance charges	(1)	(2)	0	0	(2)	(2)	0	(1)
Other transfers (to) from EFILI, net	(1)	1	0	1	0	4	(2)	0
Net increase (decrease) in net assets from contract transactions	(658)	(2,699)	(318)	(1,243)	(1,297)	(2,883)	(59)	(5,813)
Total increase (decrease) in net assets	1,223	(6,916)	1,210	(3,313)	(1,025)	(5,175)	98	(7,398)
Net Assets:
Beginning of period	3,341	10,257	1,631	4,944	3,128	8,303	1,523	8,921
End of period	$ 4,564	$ 3,341	$ 2,841	$ 1,631	$ 2,103	$ 3,128	$ 1,621	$ 1,523
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (26)	$ (29)	$ (3)	$ (4)	$ (33)	$ (142)	$ 7	$ (22)
Net realized gain (loss) on investments	92	546	239	137	10	713	(137)	488
Unrealized appreciation (depreciation)	2,449	(3,176)	1,441	(1,575)	3,682	(13,068)	2,167	(6,986)
Net increase (decrease) in net assets from operations	2,515	(2,659)	1,677	(1,442)	3,659	(12,497)	2,037	(6,520)
Contract Transactions:
Payments received from contract owners	68	14	5	72	8	52	225	604
Transfers between sub-accounts and the fixed account, net	2,309	(722)	1,987	(116)	556	(2,358)	(194)	(2,103)
Contract benefits	(58)	(53)	0	0	(138)	(166)	0	0
Contract terminations	(184)	(238)	(211)	(80)	(228)	(877)	(170)	(310)
Contract maintenance charges	(2)	(2)	(1)	(4)	(7)	(24)	(2)	(32)
Other transfers (to) from EFILI, net	6	5	(1)	1	23	14	1	0
Net increase (decrease) in net assets from contract transactions	2,139	(996)	1,779	(127)	214	(3,359)	(140)	(1,841)
Total increase (decrease) in net assets	4,654	(3,655)	3,456	(1,569)	3,873	(15,856)	1,897	(8,361)
Net Assets:
Beginning of period	2,185	5,840	1,177	2,746	7,959	23,815	4,606	12,967
End of period	$ 6,839	$ 2,185	$ 4,633	$ 1,177	$ 11,832	$ 7,959	$ 6,503	$ 4,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (17)	$ (23)	$ 1	$ 3	$ 8	$ 21	$ 10	$ 24
Net realized gain (loss) on investments	(146)	378	(53)	(227)	729	(16)	1,266	40
Unrealized appreciation (depreciation)	1,082	(2,438)	509	(983)	375	(1,359)	225	(792)
Net increase (decrease) in net assets from operations	919	(2,083)	457	(1,207)	1,112	(1,354)	1,501	(728)
Contract Transactions:
Payments received from contract owners	51	26	11	206	0	4	14	267
Transfers between sub-accounts and the fixed account, net	(64)	(1,036)	162	(1,547)	(84)	543	(1,167)	659
Contract benefits	(25)	(40)	0	0	(47)	(6)	0	0
Contract terminations	(112)	(379)	(111)	(71)	(107)	(135)	(34)	(45)
Contract maintenance charges	(1)	(2)	(1)	(2)	(2)	(4)	0	(1)
Other transfers (to) from EFILI, net	2	2	0	(1)	(1)	0	1	0
Net increase (decrease) in net assets from contract transactions	(149)	(1,429)	61	(1,415)	(241)	402	(1,186)	880
Total increase (decrease) in net assets	770	(3,512)	518	(2,622)	871	(952)	315	152
Net Assets:
Beginning of period	3,179	6,691	1,595	4,217	1,304	2,256	994	842
End of period	$ 3,949	$ 3,179	$ 2,113	$ 1,595	$ 2,175	$ 1,304	$ 1,309	$ 994
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5	$ 5	$ 16	$ 21	$ (2)	$ (1)	$ 1	$ 1
Net realized gain (loss) on investments	(78)	(231)	62	(144)	39	(24)	38	(16)
Unrealized appreciation (depreciation)	709	(1,181)	617	(1,027)	128	(84)	74	(58)
Net increase (decrease) in net assets from operations	636	(1,407)	695	(1,150)	165	(109)	113	(73)
Contract Transactions:
Payments received from contract owners	22	13	7	295	0	0	0	16
Transfers between sub-accounts and the fixed account, net	(44)	(163)	(3)	377	177	(6)	139	(14)
Contract benefits	(10)	(24)	0	0	0	(1)	0	0
Contract terminations	(96)	(170)	(95)	(72)	0	(22)	(8)	(15)
Contract maintenance charges	(1)	(2)	(1)	(1)	0	0	0	0
Other transfers (to) from EFILI, net	2	0	0	2	0	(1)	0	(1)
Net increase (decrease) in net assets from contract transactions	(127)	(346)	(92)	601	177	(30)	131	(14)
Total increase (decrease) in net assets	509	(1,753)	603	(549)	342	(139)	244	(87)
Net Assets:
Beginning of period	1,692	3,445	1,847	2,396	168	307	112	199
End of period	$ 2,201	$ 1,692	$ 2,450	$ 1,847	$ 510	$ 168	$ 356	$ 112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 42	$ 63	$ 44	$ 61	$ 426	$ 416	$ 1,314	$ 1,062
Net realized gain (loss) on investments	(292)	(175)	24	(101)	462	(20)	468	(125)
Unrealized appreciation (depreciation)	916	(1,555)	523	(1,245)	1,897	(1,500)	4,647	(3,504)
Net increase (decrease) in net assets from operations	666	(1,667)	591	(1,285)	2,785	(1,104)	6,429	(2,567)
Contract Transactions:
Payments received from contract owners	31	17	54	176	938	205	3,281	4,712
Transfers between sub-accounts and the fixed account, net	(73)	(516)	138	681	1,727	500	9,157	102
Contract benefits	(19)	(42)	0	(7)	(190)	(155)	0	0
Contract terminations	(77)	(163)	(49)	(61)	(671)	(568)	(1,508)	(1,479)
Contract maintenance charges	(1)	(1)	0	0	(3)	(2)	0	0
Other transfers (to) from EFILI, net	2	2	(1)	0	12	8	0	(1)
Net increase (decrease) in net assets from contract transactions	(137)	(703)	142	789	1,813	(12)	10,930	3,334
Total increase (decrease) in net assets	529	(2,370)	733	(496)	4,598	(1,116)	17,359	767
Net Assets:
Beginning of period	2,172	4,542	1,650	2,146	8,629	9,745	19,559	18,792
End of period	$ 2,701	$ 2,172	$ 2,383	$ 1,650	$ 13,227	$ 8,629	$ 36,918	$ 19,559
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (3)	$ (7)	$ (1)	$ (1)	$ 3	$ (13)	$ 13	$ (7)
Net realized gain (loss) on investments	(138)	(108)	(17)	(27)	(8)	(176)	(166)	(385)
Unrealized appreciation (depreciation)	276	(395)	161	(314)	486	(811)	857	(1,321)
Net increase (decrease) in net assets from operations	135	(510)	143	(342)	481	(1,000)	704	(1,713)
Contract Transactions:
Payments received from contract owners	0	20	41	28	0	9	67	111
Transfers between sub-accounts and the fixed account, net	(129)	(341)	63	(144)	434	(569)	579	(1,022)
Contract benefits	(2)	(5)	0	0	(11)	(20)	(45)	(3)
Contract terminations	(77)	0	(7)	0	(38)	(103)	(43)	(106)
Contract maintenance charges	0	0	0	0	0	(1)	0	(1)
Other transfers (to) from EFILI, net	0	(2)	(1)	(1)	9	3	0	1
Net increase (decrease) in net assets from contract transactions	(208)	(328)	96	(117)	394	(681)	558	(1,020)
Total increase (decrease) in net assets	(73)	(838)	239	(459)	875	(1,681)	1,262	(2,733)
Net Assets:
Beginning of period	430	1,268	350	809	814	2,495	1,342	4,075
End of period	$ 357	$ 430	$ 589	$ 350	$ 1,689	$ 814	$ 2,604	$ 1,342

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 6	$ 9	$ 23	$ 39	$ 3	$ 2	$ 15	$ 17
Net realized gain (loss) on investments	(262)	(274)	(439)	(95)	(91)	(50)	(550)	20
Unrealized appreciation (depreciation)	430	(762)	899	(1,621)	544	(1,042)	1,152	(1,721)
Net increase (decrease) in net assets from operations	174	(1,027)	483	(1,677)	456	(1,090)	617	(1,684)
Contract Transactions:
Payments received from contract owners	1	11	6	131	1	8	3	48
Transfers between sub-accounts and the fixed account, net	(310)	364	(610)	328	162	(364)	582	(215)
Contract benefits	(14)	(63)	(46)	0	(2)	(2)	0	0
Contract terminations	(10)	(95)	(74)	(30)	(44)	(113)	(65)	(92)
Contract maintenance charges	0	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	2	0	(2)	0	0	0	(1)
Net increase (decrease) in net assets from contract transactions	(334)	218	(724)	427	116	(472)	520	(260)
Total increase (decrease) in net assets	(160)	(809)	(241)	(1,250)	572	(1,562)	1,137	(1,944)
Net Assets:
Beginning of period	926	1,735	1,977	3,227	1,127	2,689	1,828	3,772
End of period	$ 766	$ 926	$ 1,736	$ 1,977	$ 1,699	$ 1,127	$ 2,965	$ 1,828
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (1)	$ (4)	$ 1	$ (1)	$ 22	$ 15	$ 55	$ 67
Net realized gain (loss) on investments	(33)	(37)	0	(173)	12	6	32	28
Unrealized appreciation (depreciation)	100	(194)	164	(264)	41	(83)	166	(262)
Net increase (decrease) in net assets from operations	66	(235)	165	(438)	75	(62)	253	(167)
Contract Transactions:
Payments received from contract owners	30	0	3	4	10	0	107	134
Transfers between sub-accounts and the fixed account, net	(3)	(340)	76	281	214	18	(232)	778
Contract benefits	(1)	(3)	0	0	0	0	0	0
Contract terminations	(12)	(4)	(8)	(18)	0	0	(74)	(115)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	0	0	0	0	(1)	1
Net increase (decrease) in net assets from contract transactions	14	(346)	71	267	224	18	(200)	798
Total increase (decrease) in net assets	80	(581)	236	(171)	299	(44)	53	631
Net Assets:
Beginning of period	183	764	345	516	501	545	1,818	1,187
End of period	$ 263	$ 183	$ 581	$ 345	$ 800	$ 501	$ 1,871	$ 1,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 11	$ 14	$ 36	$ 43	$ 54	$ 46	$ 143	$ 143
Net realized gain (loss) on investments	(48)	19	4	76	(26)	68	1	187
Unrealized appreciation (depreciation)	85	(174)	181	(419)	322	(750)	740	(1,767)
Net increase (decrease) in net assets from operations	48	(141)	221	(300)	350	(636)	884	(1,437)
Contract Transactions:
Payments received from contract owners	0	4	0	297	0	1	11	1,240
Transfers between sub-accounts and the fixed account, net	(107)	48	(334)	238	(234)	117	(498)	(400)
Contract benefits	0	0	0	0	0	0	0	(176)
Contract terminations	(11)	0	(17)	0	(90)	(113)	(51)	(100)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	(2)	0	1	1	1	1	1
Net increase (decrease) in net assets from contract transactions	(117)	50	(351)	536	(324)	5	(537)	565
Total increase (decrease) in net assets	(69)	(91)	(130)	236	26	(631)	347	(872)
Net Assets:
Beginning of period	464	555	1,307	1,071	1,820	2,451	3,798	4,670
End of period	$ 395	$ 464	$ 1,177	$ 1,307	$ 1,846	$ 1,820	$ 4,145	$ 3,798
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 98	$ 65	$ 175	$ 132	$ 48	$ 41	$ 252	$ 183
Net realized gain (loss) on investments	118	136	123	250	(87)	111	195	555
Unrealized appreciation (depreciation)	456	(1,152)	718	(1,859)	431	(990)	1,210	(3,432)
Net increase (decrease) in net assets from operations	672	(951)	1,016	(1,477)	392	(838)	1,657	(2,694)
Contract Transactions:
Payments received from contract owners	252	329	97	443	33	141	151	1,243
Transfers between sub-accounts and the fixed account, net	339	93	193	(193)	(174)	529	1,998	(174)
Contract benefits	0	0	(24)	0	0	0	0	0
Contract terminations	(191)	(125)	(3)	(323)	(43)	(119)	(931)	(23)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	12	1	1	3	0	1	1
Net increase (decrease) in net assets from contract transactions	399	308	264	(72)	(182)	550	1,219	1,047
Total increase (decrease) in net assets	1,071	(643)	1,280	(1,549)	210	(288)	2,876	(1,647)
Net Assets:
Beginning of period	2,615	3,258	3,997	5,546	1,828	2,116	5,823	7,470
End of period	$ 3,686	$ 2,615	$ 5,277	$ 3,997	$ 2,038	$ 1,828	$ 8,699	$ 5,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 9	$ 17	$ 54	$ 37	$ 19	$ 16	$ 58	$ 64
Net realized gain (loss) on investments	(115)	54	37	(40)	19	78	69	150
Unrealized appreciation (depreciation)	223	(410)	297	(897)	222	(563)	519	(1,397)
Net increase (decrease) in net assets from operations	117	(339)	388	(900)	260	(469)	646	(1,183)
Contract Transactions:
Payments received from contract owners	37	27	57	358	0	1	144	429
Transfers between sub-accounts and the fixed account, net	(268)	146	445	(494)	313	22	122	(154)
Contract benefits	0	0	0	0	(3)	(7)	0	0
Contract terminations	(169)	0	(55)	(10)	(1)	(1)	(22)	0
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	2	0	0	1	0	0
Net increase (decrease) in net assets from contract transactions	(400)	174	449	(146)	308	15	244	275
Total increase (decrease) in net assets	(283)	(165)	837	(1,046)	568	(454)	890	(908)
Net Assets:
Beginning of period	723	888	1,258	2,304	800	1,254	1,836	2,744
End of period	$ 440	$ 723	$ 2,095	$ 1,258	$ 1,368	$ 800	$ 2,726	$ 1,836
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 73	$ 64	$ 19	$ 16	$ (2)	$ 0	$ 5	$ 10
Net realized gain (loss) on investments	31	63	10	34	37	(48)	34	(11)
Unrealized appreciation (depreciation)	284	(753)	88	(249)	143	(211)	354	(724)
Net increase (decrease) in net assets from operations	388	(626)	117	(199)	178	(259)	393	(725)
Contract Transactions:
Payments received from contract owners	0	0	0	0	3	13	47	57
Transfers between sub-accounts and the fixed account, net	140	(181)	0	0	303	(14)	411	498
Contract benefits	(119)	(149)	(35)	(41)	(13)	(1)	0	0
Contract terminations	0	0	0	0	(30)	(55)	(71)	(94)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	4	0	3	0	1	0	(1)
Net increase (decrease) in net assets from contract transactions	27	(326)	(35)	(38)	263	(56)	387	460
Total increase (decrease) in net assets	415	(952)	82	(237)	441	(315)	780	(265)
Net Assets:
Beginning of period	1,828	2,780	474	711	454	769	1,488	1,753
End of period	$ 2,243	$ 1,828	$ 556	$ 474	$ 895	$ 454	$ 2,268	$ 1,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 432	$ 468	$ 756	$ 1,034	$ 662	$ 543	$ 535	$ 794
Net realized gain (loss) on investments	345	(36)	143	(594)	1,038	122	587	392
Unrealized appreciation (depreciation)	1,531	(1,887)	7,334	(13,307)	17,269	(13,825)	8,419	(19,603)
Net increase (decrease) in net assets from operations	2,308	(1,455)	8,233	(12,867)	18,969	(13,160)	9,541	(18,417)
Contract Transactions:
Payments received from contract owners	3,818	3,665	3,643	4,286	(3,551)	361	731	4,579
Transfers between sub-accounts and the fixed account, net	11,524	4,463	10,035	2,540	39,951	57,638	4,379	(1,251)
Contract benefits	(101)	(84)	(818)	(431)	(123)	(50)	(311)	(327)
Contract terminations	(992)	(1,442)	(2,160)	(1,996)	(2,984)	(1,026)	(2,249)	(1,550)
Contract maintenance charges	(1)	0	(2)	(2)	(1)	0	(2)	(1)
Other transfers (to) from EFILI, net	(5)	16	33	48	(28)	20	21	8
Net increase (decrease) in net assets from contract transactions	14,243	6,618	10,731	4,445	33,264	56,943	2,569	1,458
Total increase (decrease) in net assets	16,551	5,163	18,964	(8,422)	52,233	43,783	12,110	(16,959)
Net Assets:
Beginning of period	16,692	11,529	40,810	49,232	54,500	10,717	37,748	54,707
End of period	$ 33,243	$ 16,692	$ 59,774	$ 40,810	$ 106,733	$ 54,500	$ 49,858	$ 37,748
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 181	$ 234	$ 4	$ 2	$ 11	$ 11
Net realized gain (loss) on investments	137	287	(42)	(42)	(35)	(9)
Unrealized appreciation (depreciation)	4,286	(10,223)	71	(113)	173	(237)
Net increase (decrease) in net assets from operations	4,604	(9,702)	33	(153)	149	(235)
Contract Transactions:
Payments received from contract owners	274	1,919	0	3	11	50
Transfers between sub-accounts and the fixed account, net	1,419	1,402	(204)	565	(366)	832
Contract benefits	(83)	(104)	(6)	(5)	0	0
Contract terminations	(1,463)	(646)	(32)	(17)	(10)	(13)
Contract maintenance charges	(1)	0	0	(1)	0	(1)
Other transfers (to) from EFILI, net	(77)	(3)	0	1	(1)	(2)
Net increase (decrease) in net assets from contract transactions	69	2,568	(242)	546	(366)	866
Total increase (decrease) in net assets	4,673	(7,134)	(209)	393	(217)	631
Net Assets:
Beginning of period	16,054	23,188	673	280	1,128	497
End of period	$ 20,727	$ 16,054	$ 464	$ 673	$ 911	$ 1,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Materials		VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 3	$ (1)	$ 17	$ 4	$ 2	$ 2	$ 1	$ 1
Net realized gain (loss) on investments	66	(436)	36	(999)	31	(17)	50	(26)
Unrealized appreciation (depreciation)	539	(676)	826	(773)	46	(10)	26	(33)
Net increase (decrease) in net assets from operations	608	(1,113)	879	(1,768)	79	(25)	77	(58)
Contract Transactions:
Payments received from contract owners	9	2	2	97	1	0	5	4
Transfers between sub-accounts and the fixed account, net	750	1,351	1,581	1,889	107	44	39	24
Contract benefits	(7)	(25)	0	0	(1)	0	0	0
Contract terminations	(144)	(24)	(40)	(47)	(1)	0	0	(3)
Contract maintenance charges	0	(26)	0	(71)	0	0	0	0
Other transfers (to) from EFILI, net	3	0	0	(1)	1	0	0	(1)
Net increase (decrease) in net assets from contract transactions	611	1,278	1,543	1,867	107	44	44	24
Total increase (decrease) in net assets	1,219	165	2,422	99	186	19	121	(34)
Net Assets:
Beginning of period	649	484	734	635	100	81	68	102
End of period	$ 1,868	$ 649	$ 3,156	$ 734	$ 286	$ 100	$ 189	$ 68
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets (a)		VIP - Emerging Markets Investor Class (a)		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (2)	$ 0	$ 7	$ 4	$ (84)	$ (176)	$ 349	$ 328	$ 176	$ 93
Net realized gain (loss) on investments	83	(58)	119	(22)	(1,294)	5,690	(52)	(57)	(63)	1,289
Unrealized appreciation (depreciation)	263	(58)	591	(141)	8,256	(25,270)	907	(1,244)	269	(3,646)
Net increase (decrease) in net assets from operations	344	(116)	717	(159)	6,878	(19,756)	1,204	(973)	382	(2,264)
Contract Transactions:
Payments received from contract owners	25	3	45	196	66	649	331	350	5	64
Transfers between sub-accounts and the fixed account, net	1,241	193	2,180	300	25	(12,551)	2,251	165	288	(1,377)
Contract benefits	(8)	0	0	0	(73)	(241)	(29)	(32)	(37)	(44)
Contract terminations	(1)	0	0	0	(569)	(812)	(281)	(242)	(122)	(209)
Contract maintenance charges	(1)	(3)	0	0	(3)	(5)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	1	0	(4)	1	19	11	2	(13)	4	3
Net increase (decrease) in net assets from contract transactions	1,257	193	2,221	497	(535)	(12,949)	2,274	228	137	(1,564)
Total increase (decrease) in net assets	1,601	77	2,938	338	6,343	(32,705)	3,478	(745)	519	(3,828)
Net Assets:
Beginning of period	77	0	338	0	10,372	43,077	3,889	4,634	2,879	6,707
End of period	$ 1,678	$ 77	$ 3,276	$ 338	$ 16,715	$ 10,372	$ 7,367	$ 3,889	$ 3,398	$ 2,879

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
	12/31/09	12/31/08	12/31/08	12/31/08	12/31/08
Operations:
Net investment income (loss)	$ 110	$ 239	$ (11)	$ 7	$ 37
Net realized gain (loss) on investments	(967)	326	(2,563)	91	(550)
Unrealized appreciation (depreciation)	2,050	(5,333)	2,005	(826)	(39)
Net increase (decrease) in net assets from operations	1,193	(4,768)	(569)	(728)	(552)
Contract Transactions:
Payments received from contract owners	34	363	0	0	0
Transfers between sub-accounts and the fixed account, net	(666)	(1,939)	(1,028)	(5,218)	(1,914)
Contract benefits	(37)	(95)	(5)	(82)	(83)
Contract terminations	(200)	(331)	(36)	(187)	(191)
Contract maintenance charges	0	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	2	3	0	(3)	(10)
Net increase (decrease) in net assets from contract transactions	(867)	(2,000)	(1,069)	(5,491)	(2,199)
Total increase (decrease) in net assets	326	(6,768)	(1,638)	(6,219)	(2,751)
Net Assets:
Beginning of period	4,664	11,432	1,638	6,219	2,751
End of period	$ 4,990	$ 4,664	$ 0	$ 0	$ 0
(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/08	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (32)	$ (35)	$ (22)	$ (34)	$ (15)	$ 29
Net realized gain (loss) on investments	(88,711)	(13,598)	(441)	(605)	(223)	517
Unrealized appreciation (depreciation)	87,377	11,745	1,368	(1,586)	968	(1,847)
Net increase (decrease) in net assets from operations	(1,366)	(1,888)	905	(2,225)	730	(1,301)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(3,945)	(3,666)	(166)	(563)	(140)	(378)
Contract benefits	(17)	(44)	(35)	(64)	(77)	(53)
Contract terminations	(167)	(240)	(84)	(251)	(236)	(21)
Contract maintenance charges	(3)	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	0	(7)	2	2	3	2
Net increase (decrease) in net assets from contract transactions	(4,132)	(3,958)	(284)	(877)	(451)	(451)
Total increase (decrease) in net assets	(5,498)	(5,846)	621	(3,102)	279	(1,752)
Net Assets:
Beginning of period	5,498	5,846	2,543	5,645	1,730	3,482
End of period	$ 0	$ 0	$ 3,164	$ 2,543	$ 2,009	$ 1,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I (b)		CST - International Equity Flex I (b)		CST - International Equity Flex II (b)		CST - International Equity Flex III (a)	Lazard - Retirement Emerging Markets
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5	$ (14)	$ 73	$ 21	$ 2	$ 8	$ (1)	$ 480	$ 160
Net realized gain (loss) on investments	(451)	(618)	(894)	(259)	(733)	(301)	0	2,016	(1,632)
Unrealized appreciation (depreciation)	701	(139)	1,017	(913)	823	(163)	19	4,371	(6,323)
Net increase (decrease) in net assets from operations	255	(771)	196	(1,151)	92	(456)	18	6,867	(7,795)
Contract Transactions:
Payments received from contract owners	0	2	2	3	0	1	0	107	847
Transfers between sub-accounts and the fixed account, net	(141)	(337)	(1,572)	7	(477)	(227)	1,776	18,389	454
Contract benefits	(25)	(8)	(17)	(26)	(30)	(12)	(1)	(164)	(68)
Contract terminations	(32)	(143)	(66)	(57)	(1)	(122)	(1)	(10,483)	(213)
Contract maintenance charges	0	(1)	0	(1)	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	(2)	0	(1)	1	(2)	(1)	1	16	4
Net increase (decrease) in net assets from contract transactions	(200)	(487)	(1,654)	(73)	(510)	(361)	1,775	7,864	1,023
Total increase (decrease) in net assets	55	(1,258)	(1,458)	(1,224)	(418)	(817)	1,793	14,731	(6,772)
Net Assets:
Beginning of period	1,314	2,572	1,458	2,682	418	1,235	0	5,379	12,151
End of period	$ 1,369	$ 1,314	$ 0	$ 1,458	$ 0	$ 418	$ 1,793	$ 20,110	$ 5,379
(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value		SAI - Mid Cap Value Investor Class		SAI - Small Cap Blend		SAI - Small Cap Blend Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (2)	$ 1	$ 0	$ 1	$ (2)	$ 0	$ (1)	$ 1
Net realized gain (loss) on investments	(71)	(68)	(27)	(51)	(78)	(8)	95	1
Unrealized appreciation (depreciation)	124	(111)	74	(71)	152	(141)	98	(90)
Net increase (decrease) in net assets from operations	51	(178)	47	(121)	72	(149)	192	(88)
Contract Transactions:
Payments received from contract owners	0	28	0	93	1	28	0	60
Transfers between sub-accounts and the fixed account, net	(389)	237	(252)	164	(349)	296	(510)	218
Contract benefits	(9)	(6)	0	0	(1)	0	0	0
Contract terminations	(2)	0	(5)	(4)	(10)	(31)	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	2	0	0	1	0	1	0
Net increase (decrease) in net assets from contract transactions	(400)	261	(257)	253	(358)	293	(509)	278
Total increase (decrease) in net assets	(349)	83	(210)	132	(286)	144	(317)	190
Net Assets:
Beginning of period	349	266	210	78	286	142	317	127
End of period	$ 0	$ 349	$ 0	$ 210	$ 0	$ 286	$ 0	$ 317

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 43	$ 13	$ 64
Net realized gain (loss) on investments	663	274	363
Unrealized appreciation (depreciation)	(626)	(282)	(425)
Net increase (decrease) in net assets from operations	80	5	2
Contract Transactions:
Payments received from contract owners	2,878	2,618	2,851
Transfers between sub-accounts and the fixed account, net	15,133	5,963	12,642
Contract benefits	(6)	0	(1)
Contract terminations	(107)	(4)	(33)
Contract maintenance charges	0	0	0
Other transfers (to) from EFILI, net	(3)	1	(1)
Net increase (decrease) in net assets from contract transactions	17,895	8,578	15,458
Total increase (decrease) in net assets	17,975	8,583	15,460
Net Assets:
Beginning of period	0	0	0
End of period	$ 17,975	$ 8,583	$ 15,460

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group. In addition, the following underlying funds were added:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

The PVIT funds were added and commenced operations effective September 30, 2009. The CST - International Equity III Fund was added and commenced operations effective December 11, 2007.

During 2009, the following underlying funds were renamed:

OLD NAME	NEW NAME
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

Effective December 11, 2009, the CST - International Equity Flex I and Flex II funds were liquidated and closed. Any policyholders with remaining shares in these funds were transferred to the CST - International Flex III fund.

Effective December 4, 2009, the SAI Small Cap and SAI Mid Cap Value funds were liquidated and closed. Any policyholders with remaining shares were transferred to the VIP - Money Market Fund.

During 2008, the following underlying funds were added and commenced operations on May 1, 2008:

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Effective December 15, 2008, all funds within the OMIF fund group were liquidated and closed. Any policyholders with remaining shares in the OMIF were transferred to the VIP - Money Market Fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

One subaccount had no contract owner activity during the year and no balances as of December 31, 2009.

As of December 31, 2009, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $14,768,000 and 852,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $20,300 represents seed money held in the subaccounts as of December 31, 2009.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncement - continued

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

In September 2006, the Financial Accounting Standards Board issued guidance on fair value which establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement is .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 is .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20% - 0.25%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05% - 0.10%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2009 were 0.10% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2009:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 11,396	$ 70,001
VIP - Money Market Investor Class	56,320	135,129
VIP - High Income	6,984	5,484
VIP - High Income Investor Class	13,198	9,374
VIP - Equity-Income	3,225	8,957
VIP - Equity-Income Investor Class	3,972	5,101
VIP - Growth	770	4,546

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth Investor Class	$ 693	$ 1,610
VIP - Overseas	216	992
VIP - Overseas, Class R	438	1,196
VIP - Overseas, Class R Investor Class	1,220	1,487
VIP - Investment Grade Bond	13,149	8,609
VIP - Investment Grade Bond Investor Class	30,772	7,027
VIP - Asset Manager	1,591	4,685
VIP - Asset Manager Investor Class	1,912	1,163
VIP - Index 500	9,077	10,705
VIP - Asset Manager: Growth	251	1,090
VIP - Asset Manager: Growth Investor Class	422	338
VIP - Contrafund	4,458	12,085
VIP - Contrafund Investor Class	7,242	3,929
VIP - Balanced	1,466	2,585
VIP - Balanced Investor Class	14,800	7,716
VIP - Dynamic Capital Appreciation	188	311
VIP - Dynamic Capital Appreciation Investor Class	256	131
VIP - Growth & Income	453	2,413
VIP - Growth & Income Investor Class	549	798
VIP - Growth Opportunities (b)	724	793
VIP - Growth Opportunities Investor Class (b)	1,239	347
VIP - Mid Cap	2,631	3,986
VIP - Mid Cap Investor Class	3,281	2,169
VIP - Value Strategies	2,415	3,083
VIP - Value Strategies Investor Class	3,851	4,165
VIP - Utilities	161	1,406
VIP - Utilities Investor Class	642	653
VIP - Technology	2,906	793
VIP - Technology Investor Class	3,211	1,434
VIP - Energy	2,755	2,573
VIP - Energy Investor Class	1,956	2,089
VIP - Health Care	1,020	1,185
VIP - Health Care Investor Class	945	883
VIP - Financial Services	2,648	2,881
VIP - Financial Services Investor Class	3,377	4,553
VIP - Industrials	496	618
VIP - Industrials Investor Class	735	810
VIP - Consumer Discretionary	321	146
VIP - Consumer Discretionary Investor Class	301	169
VIP - Real Estate	418	512
VIP - Real Estate Investor Class	747	560
VIP - Strategic Income	6,080	3,751
VIP - Strategic Income Investor Class	15,883	3,402
VIP - Growth Strategies	17	228
VIP - Growth Strategies Investor Class	181	86
VIP - International Capital Appreciation, Class R	575	171
VIP - International Capital Appreciation Investor Class	1,118	519
VIP - Value Leaders	206	533
VIP - Value Leaders Investor Class	561	1,261
VIP - Value	410	291
VIP - Value Investor Class	1,394	859
VIP - Growth Stock	268	255
VIP - Growth Stock Investor Class	344	273
VIP - Freedom Income	371	116
VIP - Freedom Income Investor Class	869	985

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2005	$ 88	$ 181
VIP - Freedom 2005 Investor Class	302	596
VIP - Freedom 2010	320	578
VIP - Freedom 2010 Investor Class	698	1,036
VIP - Freedom 2015	1,128	590
VIP - Freedom 2015 Investor Class	934	410
VIP - Freedom 2020	523	636
VIP - Freedom 2020 Investor Class	3,217	1,676
VIP - Freedom 2025	107	491
VIP - Freedom 2025 Investor Class	667	139
VIP - Freedom 2030	392	53
VIP - Freedom 2030 Investor Class	515	173
VIP - Freedom Lifetime Income I	249	131
VIP - Freedom Lifetime Income II	28	38
VIP - Disciplined Small Cap	460	200
VIP - Disciplined Small Cap Investor Class	959	568
VIP - FundsManager 20%	21,946	7,252
VIP - FundsManager 50%	20,961	9,409
VIP - FundsManager 60%	45,142	11,074
VIP - FundsManager 70%	10,407	7,246
VIP - FundsManager 85%	3,420	3,143
VIP - Consumer Staples	280	519
VIP - Consumer Staples Investor Class	957	1,312
VIP - Materials	1,274	661
VIP - Materials Investor Class	2,237	677
VIP - Telecommunications	259	151
VIP - Telecommunications Investor Class	423	377
VIP - Emerging Markets	1,532	272
VIP - Emerging Markets Investor Class	2,552	313
UIF - Emerging Markets Equity	3,000	3,620
UIF - Emerging Markets Debt	4,222	1,600
UIF - Global Value Equity	1,078	766
UIF - International Magnum	702	1,459
WFAF - Advantage VT Discovery	5	310
WFAF - Advantage VT Opportunity	3	469
CST - U.S. Equity Flex I	14	208
CST - International Equity Flex I	634	2,165
CST - International Equity Flex II	9	511
CST - International Equity Flex III (a)	1,798	24
Lazard - Retirement Emerging Markets	21,215	12,871
SAI - Mid Cap Value	86	488
SAI - Mid Cap Value Investor Class	130	387
SAI - Small Cap Blend	43	404
SAI - Small Cap Blend Investor Class	280	791
PVIT - Low Duration (a)	19,037	437
PVIT - Real Return (a)	9,245	385
PVIT - Total Return (a)	16,094	209

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2009:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	67,144	$ 67,144	$ 1.00
VIP - Money Market Investor Class	95,650	95,650	1.00
VIP - High Income	2,840	27,544	5.29
VIP - High Income Investor Class	2,349	13,875	5.27
VIP - Equity-Income	3,080	76,530	16.81
VIP - Equity-Income Investor Class	556	14,533	16.77
VIP - Growth	1,221	61,604	30.04
VIP - Growth Investor Class	178	7,329	29.97
VIP - Overseas	643	15,594	15.05
VIP - Overseas, Class R	316	7,312	15.02
VIP - Overseas, Class R Investor Class	548	12,697	15.01
VIP - Investment Grade Bond	3,446	45,939	12.48
VIP - Investment Grade Bond Investor Class	3,638	45,519	12.45
VIP - Asset Manager	2,856	47,453	13.00
VIP - Asset Manager Investor Class	469	6,975	12.96
VIP - Index 500	491	76,284	119.62
VIP - Asset Manager: Growth	709	11,687	12.66
VIP - Asset Manager: Growth Investor Class	229	3,347	12.61
VIP - Contrafund	4,978	136,720	20.62
VIP - Contrafund Investor Class	1,830	54,477	20.56
VIP - Balanced	930	14,556	13.41
VIP - Balanced Investor Class	5,850	81,525	13.35
VIP - Dynamic Capital Appreciation	139	1,350	7.17
VIP - Dynamic Capital Appreciation Investor Class	159	1,539	7.17
VIP - Growth & Income	1,225	19,973	11.07
VIP - Growth & Income Investor Class	205	3,154	11.05
VIP - Growth Opportunities	381	8,273	14.51
VIP - Growth Opportunities Investor Class	131	2,150	14.46
VIP - Mid Cap	1,376	44,537	25.54
VIP - Mid Cap Investor Class	607	19,789	25.47
VIP - Value Strategies	590	8,131	7.73
VIP - Value Strategies Investor Class	369	4,932	7.70
VIP - Utilities	231	3,152	9.10
VIP - Utilities Investor Class	179	2,299	9.07
VIP - Technology	775	7,448	8.83
VIP - Technology Investor Class	527	4,826	8.79
VIP - Energy	701	17,286	16.88
VIP - Energy Investor Class	386	9,784	16.85
VIP - Health Care	366	4,774	10.79
VIP - Health Care Investor Class	197	2,548	10.75
VIP - Financial Services	332	3,618	6.55
VIP - Financial Services Investor Class	200	2,057	6.53

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Industrials	189	$ 2,853	$ 11.63
VIP - Industrials Investor Class	211	3,094	11.59
VIP - Consumer Discretionary	53	533	9.58
VIP - Consumer Discretionary Investor Class	37	388	9.57
VIP - Real Estate	247	5,796	10.93
VIP - Real Estate Investor Class	219	4,339	10.90
VIP - Strategic Income	1,191	12,967	11.11
VIP - Strategic Income Investor Class	3,329	36,225	11.09
VIP - Growth Strategies	49	559	7.21
VIP - Growth Strategies Investor Class	82	822	7.17
VIP - International Capital Appreciation, Class R	196	2,336	8.60
VIP - International Capital Appreciation Investor Class	304	3,663	8.56
VIP - Value Leaders	81	1,245	9.42
VIP - Value Leaders Investor Class	185	2,742	9.40
VIP - Value	179	2,405	9.47
VIP - Value Investor Class	313	3,861	9.46
VIP - Growth Stock	23	321	11.27
VIP - Growth Stock Investor Class	52	677	11.21
VIP - Freedom Income	80	838	10.00
VIP - Freedom Income Investor Class	188	1,974	9.95
VIP - Freedom 2005	42	468	9.34
VIP - Freedom 2005 Investor Class	128	1,395	9.21
VIP - Freedom 2010	189	2,204	9.77
VIP - Freedom 2010 Investor Class	453	5,009	9.14
VIP - Freedom 2015	377	4,281	9.78
VIP - Freedom 2015 Investor Class	579	6,098	9.11
VIP - Freedom 2020	214	2,468	9.52
VIP - Freedom 2020 Investor Class	992	10,506	8.77
VIP - Freedom 2025	47	565	9.30
VIP - Freedom 2025 Investor Class	240	2,572	8.73
VIP - Freedom 2030	151	1,685	9.03
VIP - Freedom 2030 Investor Class	325	3,437	8.38
VIP - Freedom Lifetime Income I	246	2,669	9.13
VIP - Freedom Lifetime Income II	63	715	8.90

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	100	$ 1,028	$ 8.91
VIP - Disciplined Small Cap Investor Class	255	2,755	8.89
VIP - FundsManager 20%	3,304	33,753	10.06
VIP - FundsManager 50%	6,561	66,757	9.11
VIP - FundsManager 60%	12,101	103,472	8.82
VIP - FundsManager 70%	5,921	61,956	8.42
VIP - FundsManager 85%	2,584	27,103	8.02
VIP - Consumer Staples	45	492	10.22
VIP - Consumer Staples Investor Class	89	962	10.21
VIP - Materials	182	1,998	10.25
VIP - Materials Investor Class	308	3,106	10.25
VIP - Telecommunications	41	266	7.01
VIP - Telecommunications Investor Class	27	216	6.99
VIP - Emerging Markets	197	1,473	8.51
VIP - Emerging Markets Investor Class	385	2,826	8.50
UIF - Emerging Markets Equity	1,285	28,833	13.01
UIF - Emerging Markets Debt	950	7,988	7.75
UIF - Global Value Equity	469	6,701	7.24
UIF - International Magnum	566	8,216	8.81
WFAF - Advantage VT Discovery	202	6,315	15.70
WFAF - Advantage VT Opportunity	134	3,690	15.01
CST - U.S. Equity Flex I	110	3,877	12.47
CST - International Equity Flex III (a)	306	1,774	5.86
Lazard - Retirement Emerging Markets	1,051	22,199	19.13
PVIT - Low Duration (a)	1,778	18,601	10.11
PVIT - Real Return (a)	690	8,865	12.44
PVIT - Total Return (a)	1,429	15,886	10.82

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Money Market
Units Issued	1,275	4,705	83	248
Units Redeemed	(3,829)	(2,877)	(208)	(80)
Net Increase (Decrease)	(2,554)	1,828	(125)	168
VIP - High Income
Units Issued	226	58	20	6
Units Redeemed	(204)	(151)	(21)	(24)
Net Increase (Decrease)	22	(93)	(1)	(18)
VIP - Equity-Income
Units Issued	72	37	3	6
Units Redeemed	(214)	(277)	(21)	(45)
Net Increase (Decrease)	(142)	(240)	(18)	(39)
VIP - Growth
Units Issued	23	33	1	4
Units Redeemed	(101)	(181)	(13)	(16)
Net Increase (Decrease)	(78)	(148)	(12)	(12)
VIP - Overseas
Units Issued	0	0	0	0
Units Redeemed	(32)	(63)	(1)	(3)
Net Increase (Decrease)	(32)	(63)	(1)	(3)
VIP - Overseas, Class R
Units Issued	31	88	5	9
Units Redeemed	(101)	(230)	(22)	(65)
Net Increase (Decrease)	(70)	(142)	(17)	(56)
VIP - Investment Grade Bond
Units Issued	389	250	25	20
Units Redeemed	(324)	(444)	(49)	(54)
Net Increase (Decrease)	65	(194)	(24)	(34)
VIP - Asset Manager
Units Issued	30	63	3	5
Units Redeemed	(137)	(279)	(16)	(19)
Net Increase (Decrease)	(107)	(216)	(13)	(14)
VIP - Index 500
Units Issued	129	121	6	8
Units Redeemed	(257)	(290)	(31)	(37)
Net Increase (Decrease)	(128)	(169)	(25)	(29)
VIP - Asset Manager: Growth
Units Issued	6	47	1	4
Units Redeemed	(39)	(119)	(18)	(11)
Net Increase (Decrease)	(33)	(72)	(17)	(7)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Contrafund
Units Issued	159	198	31	16
Units Redeemed	(426)	(621)	(31)	(48)
Net Increase (Decrease)	(267)	(423)	0	(32)
VIP - Balanced
Units Issued	119	109	4	10
Units Redeemed	(192)	(313)	(30)	(56)
Net Increase (Decrease)	(73)	(204)	(26)	(46)
VIP - Dynamic Capital Appreciation
Units Issued	16	3	3	0
Units Redeemed	(26)	(73)	(3)	(20)
Net Increase (Decrease)	(10)	(70)	0	(20)
VIP - Growth & Income
Units Issued	23	65	4	31
Units Redeemed	(142)	(244)	(39)	(34)
Net Increase (Decrease)	(119)	(179)	(35)	(3)
VIP - Growth Opportunities
Units Issued	78	44	12	8
Units Redeemed	(81)	(192)	(20)	(17)
Net Increase (Decrease)	(3)	(148)	(8)	(9)
VIP - Mid Cap
Units Issued	226	140	14	17
Units Redeemed	(309)	(720)	(30)	(71)
Net Increase (Decrease)	(83)	(580)	(16)	(54)
VIP - Value Strategies
Units Issued	262	21	7	1
Units Redeemed	(317)	(216)	(6)	(18)
Net Increase (Decrease)	(55)	(195)	1	(17)
VIP - Utilities
Units Issued	10	97	0	11
Units Redeemed	(120)	(301)	(18)	(22)
Net Increase (Decrease)	(110)	(204)	(18)	(11)
VIP - Technology
Units Issued	328	113	19	8
Units Redeemed	(117)	(217)	(10)	(13)
Net Increase (Decrease)	211	(104)	9	(5)
VIP - Energy
Units Issued	140	279	38	31
Units Redeemed	(161)	(464)	(9)	(42)
Net Increase (Decrease)	(21)	(185)	29	(11)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Health Care
Units Issued	94	183	8	9
Units Redeemed	(110)	(321)	(12)	(12)
Net Increase (Decrease)	(16)	(138)	(4)	(3)
VIP - Financial Services
Units Issued	459	183	6	3
Units Redeemed	(400)	(151)	(1)	(6)
Net Increase (Decrease)	59	32	5	(3)
VIP - Industrials
Units Issued	33	63	7	3
Units Redeemed	(47)	(84)	(1)	(12)
Net Increase (Decrease)	(14)	(21)	6	(9)
VIP - Consumer Discretionary
Units Issued	43	12	0	0
Units Redeemed	(16)	(16)	0	0
Net Increase (Decrease)	27	(4)	0	0
VIP - Real Estate
Units Issued	35	101	2	5
Units Redeemed	(47)	(145)	(7)	(10)
Net Increase (Decrease)	(12)	(44)	(5)	(5)
VIP - Strategic Income
Units Issued	463	249	38	56
Units Redeemed	(296)	(281)	(58)	(28)
Net Increase (Decrease)	167	(32)	(20)	28
VIP - Growth Strategies
Units Issued	3	18	0	0
Units Redeemed	(28)	(46)	0	(3)
Net Increase (Decrease)	(25)	(28)	0	(3)
VIP - International Capital Appreciation, Class R
Units Issued	66	6	1	0
Units Redeemed	(23)	(57)	(3)	(11)
Net Increase (Decrease)	43	(51)	(2)	(11)
VIP - Value Leaders
Units Issued	26	56	4	38
Units Redeemed	(54)	(84)	(22)	(13)
Net Increase (Decrease)	(28)	(28)	(18)	25

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Value
Units Issued	51	27	2	0
Units Redeemed	(42)	(73)	0	0
Net Increase (Decrease)	9	(46)	2	0
VIP - Growth Stock
Units Issued	30	10	2	1
Units Redeemed	(32)	(42)	0	(3)
Net Increase (Decrease)	(2)	(32)	2	(2)
VIP - Freedom Income
Units Issued	30	13	0	0
Units Redeemed	(10)	(11)	0	0
Net Increase (Decrease)	20	2	0	0
VIP - Freedom 2005
Units Issued	6	13	0	0
Units Redeemed	(21)	(8)	0	0
Net Increase (Decrease)	(15)	5	0	0
VIP - Freedom 2010
Units Issued	26	103	0	0
Units Redeemed	(61)	(103)	0	0
Net Increase (Decrease)	(35)	0	0	0
VIP - Freedom 2015
Units Issued	95	141	0	0
Units Redeemed	(57)	(113)	0	0
Net Increase (Decrease)	38	28	0	0
VIP - Freedom 2020
Units Issued	46	82	0	0
Units Redeemed	(73)	(34)	0	0
Net Increase (Decrease)	(27)	48	0	0
VIP - Freedom 2025
Units Issued	9	17	0	0
Units Redeemed	(54)	0	0	0
Net Increase (Decrease)	(45)	17	0	0
VIP - Freedom 2030
Units Issued	35	28	0	0
Units Redeemed	(5)	(24)	0	0
Net Increase (Decrease)	30	4	0	0
VIP - Disciplined Small Cap
Units Issued	60	28	15	4
Units Redeemed	(24)	(39)	(7)	(2)
Net Increase (Decrease)	36	(11)	8	2

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - FundsManager 20%
Units Issued	423	293	54	255
Units Redeemed	(183)	(133)	(86)	(141)
Net Increase (Decrease)	240	160	(32)	114
VIP - FundsManager 50%
Units Issued	587	383	87	273
Units Redeemed	(261)	(241)	(95)	(131)
Net Increase (Decrease)	326	142	(8)	142
VIP - FundsManager 60%
Units Issued	354	182	68	29
Units Redeemed	(119)	(33)	(7)	(5)
Net Increase (Decrease)	235	149	61	24
VIP - FundsManager 70%
Units Issued	248	375	111	98
Units Redeemed	(163)	(302)	(161)	(135)
Net Increase (Decrease)	85	73	(50)	(37)
VIP - FundsManager 85%
Units Issued	80	84	79	7
Units Redeemed	(71)	(78)	(44)	(94)
Net Increase (Decrease)	9	6	35	(87)
VIP - Consumer Staples
Units Issued	34	121	0	19
Units Redeemed	(57)	(78)	(10)	(8)
Net Increase (Decrease)	(23)	43	(10)	11
VIP - Materials
Units Issued	152	376	8	31
Units Redeemed	(83)	(319)	(10)	(22)
Net Increase (Decrease)	69	57	(2)	9
VIP - Telecommunications
Units Issued	40	18	1	0
Units Redeemed	(22)	(7)	(1)	0
Net Increase (Decrease)	18	11	0	0
VIP - Emerging Markets (a)
Units Issued	214	62	31	0
Units Redeemed	(33)	(45)	(12)	0
Net Increase (Decrease)	181	17	19	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
UIF - Emerging Markets Equity
Units Issued	73	127	3	12
Units Redeemed	(135)	(519)	(7)	(42)
Net Increase (Decrease)	(62)	(392)	(4)	(30)
UIF - Emerging Markets Debt
Units Issued	56	113	5	2
Units Redeemed	(42)	(123)	(3)	(5)
Net Increase (Decrease)	14	(10)	2	(3)
UIF - Global Value Equity
Units Issued	25	13	3	4
Units Redeemed	(40)	(73)	(8)	(10)
Net Increase (Decrease)	(15)	(60)	(5)	(6)
UIF - International Magnum
Units Issued	14	30	1	12
Units Redeemed	(65)	(141)	(17)	(43)
Net Increase (Decrease)	(51)	(111)	(16)	(31)
OMIF - Growth II
Units Issued	0	0	0	0
Units Redeemed	0	(114)	0	(6)
Net Increase (Decrease)	0	(114)	0	(6)
OMIF - Small Cap
Units Issued	0	0	0	1
Units Redeemed	0	(215)	0	(34)
Net Increase (Decrease)	0	(215)	0	(33)
OMIF - Select Value
Units Issued	0	0	0	0
Units Redeemed	0	(111)	0	(17)
Net Increase (Decrease)	0	(111)	0	(17)
OMIF - Columbus Circle Technology & Communications Fund
Units Issued	0	0	0	0
Units Redeemed	0	(442)	0	(11)
Net Increase (Decrease)	0	(442)	0	(11)
OMIF - Large Cap Growth
Units Issued	0	0	0	0
Units Redeemed	0	(261)	0	(18)
Net Increase (Decrease)	0	(261)	0	(18)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(21)	(48)	(2)	(2)
Net Increase (Decrease)	(21)	(48)	(2)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	1
Units Redeemed	(24)	(22)	(2)	(4)
Net Increase (Decrease)	(24)	(22)	(2)	(3)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
CST - U.S. Equity Flex I
Units Issued	0	11	0	0
Units Redeemed	(26)	(57)	(2)	(1)
Net Increase (Decrease)	(26)	(46)	(2)	(1)
CST - International Flex I
Units Issued	43	46	1	25
Units Redeemed	(143)	(100)	(27)	(4)
Net Increase (Decrease)	(100)	(54)	(26)	21
CST - International Flex II
Units Issued	0	4	0	1
Units Redeemed	(46)	(34)	(11)	(2)
Net Increase (Decrease)	(46)	(30)	(11)	(1)
CST - International Flex III (a)
Units Issued	134	0	27	0
Units Redeemed	(2)	0	(1)	0
Net Increase (Decrease)	132	0	26	0
Lazard - Retirement Emerging Markets
Units Issued	803	477	40	42
Units Redeemed	(233)	(494)	(9)	(52)
Net Increase (Decrease)	570	(17)	31	(10)
SAI - Mid Cap Value
Units Issued	9	83	7	21
Units Redeemed	(46)	(75)	(28)	0
Net Increase (Decrease)	(37)	8	(21)	21
SAI - Small Cap Blend
Units Issued	9	45	0	4
Units Redeemed	(56)	(13)	(4)	0
Net Increase (Decrease)	(47)	32	(4)	4
PVIT - Low Duration (a)
Units Issued	369	0	43	0
Units Redeemed	(14)	0	0	0
Net Increase (Decrease)	355	0	43	0
PVIT - Real Return (a)
Units Issued	144	0	3	0
Units Redeemed	(8)	0	0	0
Net Increase (Decrease)	136	0	3	0
PVIT - Total Return (a)
Units Issued	170	0	7	0
Units Redeemed	(12)	0	0	0
Net Increase (Decrease)	158	0	7	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Money Market Investor Class
Units Issued	10,982	14,395	35	39
Units Redeemed	(17,488)	(10,153)	(35)	(39)
Net Increase (Decrease)	(6,506)	4,242	0	0
VIP - High Income Investor Class
Units Issued	1,299	425	0	0
Units Redeemed	(1,037)	(366)	0	0
Net Increase (Decrease)	262	59	0	0
VIP - Equity-Income Investor Class
Units Issued	543	378	0	0
Units Redeemed	(712)	(575)	0	0
Net Increase (Decrease)	(169)	(197)	0	0
VIP - Growth Investor Class
Units Issued	81	251	0	0
Units Redeemed	(217)	(305)	0	0
Net Increase (Decrease)	(136)	(54)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	111	223	0	0
Units Redeemed	(184)	(341)	0	0
Net Increase (Decrease)	(73)	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	2,710	1,510	0	0
Units Redeemed	(877)	(1,060)	0	0
Net Increase (Decrease)	1,833	450	0	0
VIP - Asset Manager Investor Class
Units Issued	173	332	0	0
Units Redeemed	(151)	(179)	0	0
Net Increase (Decrease)	22	153	0	0
VIP - Index 500
Units Issued	588	685	0	0
Units Redeemed	(634)	(484)	0	0
Net Increase (Decrease)	(46)	201	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	34	211	0	0
Units Redeemed	(39)	(74)	0	0
Net Increase (Decrease)	(5)	137	0	0
VIP - Contrafund Investor Class
Units Issued	780	1,035	0	0
Units Redeemed	(615)	(838)	0	0
Net Increase (Decrease)	165	197	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Balanced Investor Class
Units Issued	312	557	0	0
Units Redeemed	(348)	(598)	0	0
Net Increase (Decrease)	(36)	(41)	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	27	18	0	0
Units Redeemed	(15)	(105)	0	0
Net Increase (Decrease)	12	(87)	0	0
VIP - Growth & Income Investor Class
Units Issued	64	150	0	0
Units Redeemed	(110)	(66)	0	0
Net Increase (Decrease)	(46)	84	0	0
VIP - Growth Opportunities Investor Class
Units Issued	164	46	0	0
Units Redeemed	(48)	(63)	0	0
Net Increase (Decrease)	116	(17)	0	0
VIP - Mid Cap Investor Class
Units Issued	301	529	0	0
Units Redeemed	(261)	(499)	0	0
Net Increase (Decrease)	40	30	0	0
VIP - Value Strategies Investor Class
Units Issued	526	61	0	0
Units Redeemed	(506)	(188)	0	0
Net Increase (Decrease)	20	(127)	0	0
VIP - Utilities Investor Class
Units Issued	56	51	0	0
Units Redeemed	(67)	(465)	0	0
Net Increase (Decrease)	(11)	(414)	0	0
VIP - Technology Investor Class
Units Issued	317	153	0	0
Units Redeemed	(153)	(179)	0	0
Net Increase (Decrease)	164	(26)	0	0
VIP - Energy Investor Class
Units Issued	201	346	0	0
Units Redeemed	(231)	(501)	0	0
Net Increase (Decrease)	(30)	(155)	0	0
VIP - Health Care Investor Class
Units Issued	103	326	0	0
Units Redeemed	(107)	(480)	0	0
Net Increase (Decrease)	(4)	(154)	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Financial Services Investor Class
Units Issued	721	176	0	0
Units Redeemed	(722)	(68)	0	0
Net Increase (Decrease)	(1)	108	0	0
VIP - Industrials Investor Class
Units Issued	78	199	0	0
Units Redeemed	(91)	(151)	0	0
Net Increase (Decrease)	(13)	48	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	39	8	0	0
Units Redeemed	(19)	(11)	0	0
Net Increase (Decrease)	20	(3)	0	0
VIP - Real Estate Investor Class
Units Issued	93	358	0	0
Units Redeemed	(85)	(306)	0	0
Net Increase (Decrease)	8	52	0	0
VIP - Strategic Income Investor Class
Units Issued	1,288	933	0	0
Units Redeemed	(435)	(664)	0	0
Net Increase (Decrease)	853	269	0	0
VIP - Growth Strategies Investor Class
Units Issued	19	20	0	0
Units Redeemed	(12)	(29)	0	0
Net Increase (Decrease)	7	(9)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	114	32	0	0
Units Redeemed	(74)	(136)	0	0
Net Increase (Decrease)	40	(104)	0	0
VIP - Value Leaders Investor Class
Units Issued	85	112	0	0
Units Redeemed	(182)	(83)	0	0
Net Increase (Decrease)	(97)	29	0	0
VIP - Value Investor Class
Units Issued	137	88	0	0
Units Redeemed	(114)	(116)	0	0
Net Increase (Decrease)	23	(28)	0	0
VIP - Growth Stock Investor Class
Units Issued	42	71	0	0
Units Redeemed	(35)	(63)	0	0
Net Increase (Decrease)	7	8	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Freedom Income Investor Class
Units Issued	73	115	0	0
Units Redeemed	(92)	(41)	0	0
Net Increase (Decrease)	(19)	74	0	0
VIP - Freedom 2005 Investor Class
Units Issued	23	73	0	0
Units Redeemed	(61)	(20)	0	0
Net Increase (Decrease)	(38)	53	0	0
VIP - Freedom 2010 Investor Class
Units Issued	44	172	0	0
Units Redeemed	(97)	(139)	0	0
Net Increase (Decrease)	(53)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	63	123	0	0
Units Redeemed	(43)	(127)	0	0
Net Increase (Decrease)	20	(4)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	248	242	0	0
Units Redeemed	(168)	(148)	0	0
Net Increase (Decrease)	80	94	0	0
VIP - Freedom 2025 Investor Class
Units Issued	50	63	0	0
Units Redeemed	(16)	(93)	0	0
Net Increase (Decrease)	34	(30)	0	0
VIP - Freedom 2030 Investor Class
Units Issued	49	65	0	0
Units Redeemed	(19)	(48)	0	0
Net Increase (Decrease)	30	17	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	13	0
Units Redeemed	0	0	(12)	(34)
Net Increase (Decrease)	0	0	1	(34)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	(4)
VIP - Disciplined Small Cap Investor Class
Units Issued	127	112	0	0
Units Redeemed	(90)	(61)	0	0
Net Increase (Decrease)	37	51	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - FundsManager 20%
Units Issued	1,603	1,010	9	0
Units Redeemed	(508)	(672)	0	0
Net Increase (Decrease)	1,095	338	9	0
VIP - FundsManager 50%
Units Issued	1,439	1,546	6	27
Units Redeemed	(790)	(1,522)	(1)	(1)
Net Increase (Decrease)	649	24	5	26
VIP - FundsManager 60%
Units Issued	937	368	14	0
Units Redeemed	(76)	(39)	0	0
Net Increase (Decrease)	861	329	14	0
VIP - FundsManager 70%
Units Issued	714	1,232	0	0
Units Redeemed	(554)	(1,177)	0	0
Net Increase (Decrease)	160	55	0	0
VIP - FundsManager 85%
Units Issued	263	458	0	0
Units Redeemed	(337)	(130)	0	0
Net Increase (Decrease)	(74)	328	0	0
VIP - Consumer Staples Investor Class
Units Issued	105	148	0	0
Units Redeemed	(147)	(63)	0	0
Net Increase (Decrease)	(42)	85	0	0
VIP - Materials Investor Class
Units Issued	263	810	0	0
Units Redeemed	(102)	(744)	0	0
Net Increase (Decrease)	161	66	0	0
VIP - Telecommunications Investor Class
Units Issued	66	26	0	0
Units Redeemed	(55)	(24)	0	0
Net Increase (Decrease)	11	2	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	363	92	0	0
Units Redeemed	(51)	(16)	0	0
Net Increase (Decrease)	312	76	0	0
UIF - Emerging Markets Equity
Units Issued	196	303	0	0
Units Redeemed	(147)	(607)	0	0
Net Increase (Decrease)	49	(304)	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
UIF - Emerging Market Debt
Units Issued	227	546	0	0
Units Redeemed	(85)	(523)	0	0
Net Increase (Decrease)	142	23	0	0
UIF - Global Value Equity
Units Issued	71	24	0	0
Units Redeemed	(32)	(74)	0	0
Net Increase (Decrease)	39	(50)	0	0
UIF - International Magnum
Units Issued	47	140	0	0
Units Redeemed	(92)	(180)	0	0
Net Increase (Decrease)	(45)	(40)	0	0
CST - International Equity Flex I
Units Issued	14	45	0	0
Units Redeemed	(50)	(9)	0	0
Net Increase (Decrease)	(36)	36	0	0
CST - International Equity Flex III (a)
Units Issued	19	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	19	0	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,162	992	0	0
Units Redeemed	(927)	(1,076)	0	0
Net Increase (Decrease)	235	(84)	0	0
SAI - Mid Cap Value Investor Class
Units Issued	26	184	0	0
Units Redeemed	(61)	(157)	0	0
Net Increase (Decrease)	(35)	27	0	0
SAI - Small Cap Blend Investor Class
Units Issued	50	50	0	0
Units Redeemed	(106)	(7)	0	0
Net Increase (Decrease)	(56)	43	0	0
PVIT - Low Duration (a)
Units Issued	1,446	0	0	0
Units Redeemed	(73)	0	0	0
Net Increase (Decrease)	1,373	0	0	0
PVIT - Real Return (a)
Units Issued	737	0	0	0
Units Redeemed	(42)	0	0	0
Net Increase (Decrease)	695	0	0	0
PVIT - Total Return (a)
Units Issued	1,379	0	0	0
Units Redeemed	(18)	0	0	0
Net Increase (Decrease)	1,361	0	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

	Fidelity Growth and Guaranteed Income
(in thousands)	2009	2008
VIP - Money Market Investor Class
Units Issued	3,697	9,996
Units Redeemed	(4,051)	(9,719)
Net Increase (Decrease)	354	277
VIP - Balanced Investor Class
Units Issued	1,159	4,875
Units Redeemed	(535)	(374)
Net Increase (Decrease)	624	4,501
VIP - FundsManager 60%
Units Issued	2,462	6,034
Units Redeemed	(359)	(188)
Net Increase (Decrease)	2,103	5,846

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
VIP - Money Market Investor Class
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26% (f)
VIP - High Income
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20% (f)
VIP - Equity-Income
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
VIP - Equity-Income Investor Class
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52% (f)
VIP - Growth
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
VIP - Growth Investor Class
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65% (f)
VIP - Overseas
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas, Class R
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
VIP - Overseas, Class R Investor Class
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83% (f)
VIP - Investment Grade Bond
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
VIP - Investment Grade Bond Investor Class
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54% (f)
VIP - Asset Manager
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
VIP - Asset Manager Investor Class
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Index 500
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
VIP - Asset Manager: Growth
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
VIP - Asset Manager: Growth Investor Class
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35% (f)
VIP - Contrafund
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
VIP - Contrafund Investor Class
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72% (f)
VIP - Balanced
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced Investor Class
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28% (f)
VIP - Dynamic Capital Appreciation
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
VIP - Dynamic Capital Appreciation Investor Class
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18% (f)
VIP - Growth & Income
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
VIP - Growth & Income Investor Class
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96% (f)
VIP - Growth Opportunities
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28% (f)
VIP - Mid Cap
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
VIP - Mid Cap Investor Class
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72% (f)
VIP - Value Strategies
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
VIP - Value Strategies Investor Class
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69% (f)
VIP - Utilities
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
VIP - Utilities Investor Class
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
VIP - Technology Investor Class
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84% (f)
VIP - Energy
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
VIP - Energy Investor Class
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23% (f)
VIP - Health Care
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
VIP - Health Care Investor Class
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76% (f)
VIP - Financial Services
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08% (f)
VIP - Industrials
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
VIP - Industrials Investor Class
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96% (f)
VIP - Consumer Discretionary
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
VIP - Consumer Discretionary Investor Class
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61% (f)
VIP - Real Estate
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
VIP - Real Estate Investor Class
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
VIP - Strategic Income Investor Class
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93% (f)
VIP - Growth Strategies
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57% (e)
VIP - Growth Strategies Investor Class
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94% (f)
VIP - International Capital Appreciation
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	-	-
2007	-	-	-	-	-	-	-	-	-
2006	-	-	-	-	-	-	-	-	-
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36% (d)
VIP - International Capital Appreciation, Class R Investor Class
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19% (e)
VIP - Value Leaders Investor Class
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20% (f)
VIP - Value
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49% (e)
VIP - Value Investor Class
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83% (f)
VIP - Growth Stock
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70% (e)
VIP - Growth Stock Investor Class
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19% (f)
VIP - Freedom Income
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income Investor Class
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41% (f)
VIP - Freedom 2005
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82% (e)
VIP - Freedom 2005 Investor Class
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41% (f)
VIP - Freedom 2010
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06% (e)
VIP - Freedom 2010 Investor Class
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61% (f)
VIP - Freedom 2015
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37% (e)
VIP - Freedom 2015 Investor Class
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35% (e)
VIP - Freedom 2020 Investor Class
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71% (f)
VIP - Freedom 2025
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02% (e)
VIP - Freedom 2025 Investor Class
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01% (f)
VIP - Freedom 2030
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87% (e)
VIP - Freedom 2030 Investor Class
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31% (f)
VIP - Freedom Lifetime Income I
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50% (d)
VIP - Freedom Lifetime Income II
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87% (d)
VIP - Disciplined Small Cap Investor Class
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37% (d)
VIP - FundsManager 20%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01% (d)
VIP - FundsManager 50%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33% (d)
VIP - FundsManager 60%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61% (c)
VIP - FundsManager 70%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24% (d)
VIP - FundsManager 85%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45% (d)
VIP - Consumer Staples
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87% (b)
VIP - Consumer Staples Investor Class
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19% (b)
VIP - Materials
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65% (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00% (b)
VIP - Telecommunications
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%) (b)
VIP - Telecommunications Investor Class
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%) (b)
VIP - Emerging Markets (a)
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%)
VIP - Emerging Markets Investor Class (a)
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%)
UIF - Emerging Markets Equity
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
UIF - Emerging Markets Debt
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
UIF - Global Value Equity
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
UIF - International Magnum
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
OMIF - Select Value
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
WFAF - Advantage VT Discovery
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
WFAF - Advantage VT Opportunity
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - U.S. Equity Flex I
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,500	0.80%	1.00%	-	(3.46%)	(3.65%)
CST - International Equity Flex I
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
CST - International Equity Flex II
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,317	0.80%	1.00%	-	15.22%	14.99%
CST - International Equity Flex III (a)
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90% (d)
SAI - Mid Cap Value
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%) (b)
SAI - Mid Cap Value Investor Class
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%) (b)
SAI - Small Cap Blend
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%) (b)
SAI - Small Cap Blend Investor Class
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Low Duration (a)
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT - Real Return (a)
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT - Total Return (a)
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 9, 2010

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0210
1.540222.112

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2009.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2009.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2009 and 2008.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2009 and 2008.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)Not Applicable.

(3) (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5) (a)Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Opinion and consent of Edward M. Shea is filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 3)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 3)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 3)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15)Powers of Attorney

(a) Power of Attorney for Allan Brandon (Note 6)

(b) Power of Attorney for William R. Ebsworth (Note 6)

(d) Power of Attorney for Kathleen M. Graveline (Note 6)

(e) Power of Attorney for Peter G. Johannsen (Note 6)

(f) Power of Attorney for Malcolm MacKay (Note 6)

(g) Power of Attorney for Kathleen A. Murphy (Note 6)

(h) Power of Attorney for Rodney A. Rohda (Note 6)

(i) Power of Attorney for Roger T. Servison (Note 6)

(j) Power of Attorney for Jon J. Skillman (Note 6)

(k) Power of Attorney for G. Michael Slovak (Note 6)

(l) Power of Attorney for Miles Mei (Note 6)
(m) Power of Attorney for Jeffrey K. Cimini is filed herewithin

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 23 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

ALLAN BRANDON, Director

JEFFREY K. CIMINI, Director and President
WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are not Directors

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development & Risk Management
David A. Golino	Senior Vice President and Chief Financial Officer
Robert J. Cummings	Senior Vice President, Client Services
Paul J. Vancheri	Senior Vice President, Systems & Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary
Earl F. Martin	Appointed Actuary
Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Chief Compliance Officer and Consumer Services Officer
Edward M. Shea	Vice President, Senior Legal Counsel, and Secretary
Jeffrey C. Wall	Assistant Vice President - Operations

The addresses of Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2010, there were 179 Qualified Contracts and 7,161 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	John W. Callahan		Executive Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer

(c) $0.00

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2009, 2008, and 2007 were $3,347,789, $3,479,222 and $3,094,320 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April 2010.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/_Edward M. Shea_
	Jeffrey K. Cimini			Edward M. Shea,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April 2010.

Signature	Title
/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)By:	/s/_Edward M. Shea
Allan Brandon	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)By: /s/_Edward M. Shea_
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)